UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05085
Capital Income Builder
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class A
| CAIBX
for the six months ended
April
30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net
assets
)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class C
| CIBCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class T
| TCIBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421
-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-1
| CIBFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-2
| CAIFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-3
| CFIHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-A
| CIRAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-C
| CIRCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 69	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-E
| CIREX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 43	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-T
| TCBBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-1
| CIRFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-2
| FBCIX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-3
| FWCBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-1
| RIRAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 69	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-2
| RIRBX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-2E
| RCEEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 54	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-3
| RIRCX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 46	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-4
| RIREX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 31	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-5E
| RIRHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-5
| RIRFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-012-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-6
| RIRGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to April 30, 2025.

You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 109,318
Total number of portfolio holdings	2,214
Portfolio turnover rate including mortgage dollar roll transactions	25%
Portfolio turnover rate excluding mortgage dollar roll transactions	19%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-012-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Income Builder®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-012-0625 © 2025 Capital Group. All rights reserved.

Investment portfolio April 30, 2025unaudited

Common stocks 74.82%		Shares	Value (000)
Financials 14.53%
	JPMorgan Chase & Co.	6,337,373	$1,550,248
	Münchener Rückversicherungs-Gesellschaft AG	1,611,863	1,098,161
	Zurich Insurance Group AG	1,286,293	907,482
	Morgan Stanley	7,839,864	904,877
	NatWest Group PLC	123,796,572	790,237
	ING Groep NV	33,731,087	654,226
	Intact Financial Corp.	2,563,828	569,394
	BlackRock, Inc.	605,678	553,747
	DBS Group Holdings, Ltd.	15,836,331	517,744
	Wells Fargo & Co.	6,415,758	455,583
	PNC Financial Services Group, Inc.	2,487,830	399,769
	Tokio Marine Holdings, Inc.	8,685,100	347,943
	American International Group, Inc.	3,923,486	319,843
	KB Financial Group, Inc.	4,813,837	305,469
	Banco Bilbao Vizcaya Argentaria, SA	21,668,810	297,846
	Truist Financial Corp.	7,653,211	293,424
	Euronext NV	1,707,856	285,803
	Hana Financial Group, Inc.	5,195,821	236,079
	BNP Paribas SA	2,722,478	230,094
	AIA Group, Ltd.	29,871,400	225,681
	Kaspi.kz JSC	2,447,140	220,283
	National Bank of Canada	2,492,736	218,933
	Banco Santander, SA	29,674,235	209,218
	Sampo Oyj, Class A	20,722,475	207,374
	TPG, Inc., Class A1	4,393,889	204,096
	Power Corporation of Canada, subordinate voting shares	5,375,335	203,456
	East West Bancorp, Inc.	2,348,111	200,881
	Progressive Corp.	710,458	200,164
	360 ONE WAM, Ltd.	15,880,000	185,450
	CME Group, Inc., Class A	667,304	184,897
	Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	183,810
	Apollo Asset Management, Inc.	1,334,542	182,138
	UniCredit SpA	2,854,275	165,050
	Deutsche Bank AG	6,291,388	164,617
	Great-West Lifeco, Inc.	4,173,932	162,313
	3i Group PLC	2,600,363	147,608
	Blackstone, Inc.	996,588	131,261
	Mizuho Financial Group, Inc.	5,202,900	130,825
	B3 SA - Brasil, Bolsa, Balcao	53,435,130	127,017
	Skandinaviska Enskilda Banken AB, Class A	7,875,000	125,431
	PICC Property and Casualty Co., Ltd., Class H	65,902,000	122,202
	Webster Financial Corp.	2,520,603	119,224
	EFG International AG	7,785,720	117,136
	Samsung Fire & Marine Insurance Co., Ltd.	394,123	103,673
	State Street Corp.	1,086,789	95,746
	Hong Kong Exchanges and Clearing, Ltd.	2,105,500	93,386
	Standard Chartered PLC	6,411,279	92,870
	SouthState Corp.	879,727	76,343
	Western Union Co.	7,516,724	74,491
	Bank Central Asia Tbk PT	127,395,000	68,468
	Marsh & McLennan Cos., Inc.	291,000	65,612
	Canadian Imperial Bank of Commerce	908,303	57,288
	Patria Investments, Ltd., Class A	5,108,139	53,533
	Vontobel Holding AG	724,483	52,221
	Houlihan Lokey, Inc., Class A	281,141	45,567
	Citizens Financial Group, Inc.	1,230,400	45,389
	Resona Holdings, Inc.	4,442,200	35,547
	First American Financial Corp.	514,183	31,267
	Bank Mandiri (Persero) Tbk PT	97,277,314	28,754
	Principal Financial Group, Inc.	138,700	10,285
	Sberbank of Russia PJSC[2]	19,327,472	— [3]
			15,887,474

1	Capital Income Builder

Common stocks (continued)		Shares	Value (000)

Health care 9.16%
	AbbVie, Inc.	8,724,821	$1,702,213
	Abbott Laboratories	10,536,707	1,377,674
	Gilead Sciences, Inc.	10,471,634	1,115,648
	Amgen, Inc.	3,540,246	1,029,928
	Sanofi	8,736,763	958,152
	AstraZeneca PLC	6,601,374	946,051
	Medtronic PLC	6,404,647	542,858
	Novo Nordisk AS, Class B	7,891,750	525,732
	Bristol-Myers Squibb Co.	6,297,163	316,118
	UnitedHealth Group, Inc.	675,084	277,757
	Takeda Pharmaceutical Co., Ltd.	7,983,650	244,141
	Merck & Co., Inc.	2,121,630	180,763
	EssilorLuxottica SA	548,518	157,514
	CVS Health Corp.	2,358,062	157,306
	EBOS Group, Ltd.	5,271,813	115,605
	Roche Holding AG, nonvoting non-registered shares	352,144	114,873
	Novartis AG	679,255	76,897
	GSK PLC	3,240,408	64,002
	Sandoz Group AG	1,387,511	60,136
	Royalty Pharma PLC, Class A	1,712,242	56,196
	Endo, Inc., 1L 6.875% Escrow[2,4]	225,000	— [3]
			10,019,564

Consumer staples 9.10%
	Philip Morris International, Inc.	17,532,048	3,004,292
	British American Tobacco PLC	36,650,550	1,590,290
	British American Tobacco PLC (ADR)	3,041,264	132,447
	Mondelez International, Inc., Class A	15,540,612	1,058,782
	Imperial Brands PLC	15,620,850	639,980
	Nestle SA	5,472,958	582,501
	ITC, Ltd.	64,671,320	326,176
	Danone SA	3,393,556	292,030
	Altria Group, Inc.	4,407,100	260,680
	Sysco Corp.	3,582,084	255,761
	Coca-Cola Co.	3,158,427	229,144
	Carlsberg A/S, Class B	1,629,668	222,529
	Kimberly-Clark Corp.	1,457,945	192,128
	General Mills, Inc.	3,192,873	181,164
	PepsiCo, Inc.	1,161,149	157,429
	WH Group, Ltd.	148,814,000	133,767
	Suntory Beverage & Food, Ltd.	3,822,600	133,476
	Procter & Gamble Co.	740,943	120,455
	Unilever PLC	1,204,545	76,451
	Dollar General Corp.	768,000	71,954
	Lamb Weston Holdings, Inc.	1,318,796	69,646
	Molson Coors Beverage Co., Class B, restricted voting shares	1,108,000	63,743
	Anheuser-Busch InBev SA/NV	867,244	56,955
	Pernod Ricard SA	416,880	45,052
	Constellation Brands, Inc., Class A	145,944	27,370
	Scandinavian Tobacco Group A/S	1,675,548	24,431
			9,948,633

Industrials 8.80%
	RTX Corp.	14,850,972	1,873,153
	Volvo AB, Class B	24,886,522	684,269
	Siemens AG	2,697,148	618,460
	Deutsche Post AG	13,499,284	574,017
	BAE Systems PLC	22,151,041	509,137
	RELX PLC	8,202,576	446,933
	Honeywell International, Inc.	1,922,191	404,621
	Paychex, Inc.	2,737,460	402,735
	Mitsubishi Corp.	19,504,700	370,851
	Singapore Technologies Engineering, Ltd.	53,849,128	305,895
	Marubeni Corp.	15,791,600	280,048
	FedEx Corp.	1,312,249	276,005
	Automatic Data Processing, Inc.	904,496	271,892
	Broadridge Financial Solutions, Inc.	978,041	237,077
	Carrier Global Corp.	3,249,102	203,199

Capital Income Builder	2

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Union Pacific Corp.	910,643	$196,389
	Northrop Grumman Corp.	368,644	179,345
	Canadian National Railway Co. (CAD denominated)	1,730,004	167,542
	ITOCHU Corp.	3,094,600	158,344
	Airbus SE, non-registered shares	945,100	158,232
	Bureau Veritas SA	4,418,654	139,362
	Robert Half, Inc.	3,071,342	136,061
	Logista Integral SA, non-registered shares	3,121,898	106,749
	Epiroc AB, Class A	4,450,000	95,401
	Epiroc AB, Class B	377,641	7,465
	Trinity Industries, Inc.	3,783,225	94,959
	Localiza Rent a Car SA, ordinary nominative shares	12,466,800	94,372
	Schneider Electric SE	376,858	88,305
	UL Solutions, Inc., Class A	1,484,315	84,888
	SGS SA	832,735	81,431
	Transurban Group	8,755,955	79,140
	Sulzer AG	401,509	67,700
	PACCAR, Inc.	543,833	49,059
	ABB, Ltd.	918,342	48,614
	Computershare Ltd.	1,731,596	45,328
	Trelleborg AB, Class B	1,269,233	44,247
	Brambles, Ltd.	2,880,350	37,937
			9,619,162

Information technology 8.14%
	Broadcom, Inc.	18,396,983	3,540,870
	Taiwan Semiconductor Manufacturing Co., Ltd.	59,548,820	1,697,509
	Microsoft Corp.	3,530,802	1,395,585
	Accenture PLC, Class A	1,693,585	506,636
	SAP SE	962,564	278,399
	Texas Instruments, Inc.	1,591,237	254,677
	Seagate Technology Holdings PLC	2,473,413	225,155
	Tokyo Electron, Ltd.	1,380,600	205,783
	KLA Corp.	283,994	199,560
	HCL Technologies, Ltd.	10,053,467	186,737
	MediaTek, Inc.	3,740,000	158,486
	TDK Corp.	10,376,235	110,857
	Analog Devices, Inc.	536,200	104,516
	Capgemini SE1	181,938	28,943
			8,893,713

Utilities 5.67%
	National Grid PLC	43,359,387	626,767
	Iberdrola, SA, non-registered shares	29,160,027	525,705
	Pinnacle West Capital Corp.	5,411,141	515,033
	E.ON SE	28,687,119	501,983
	Dominion Energy, Inc.	9,213,908	501,052
	Engie SA	23,410,745	483,321
	CenterPoint Energy, Inc.	10,068,263	390,447
	DTE Energy Co.	2,809,689	384,927
	SSE PLC	16,978,437	383,623
	Duke Energy Corp.	2,452,920	299,305
	Southern Co. (The)	3,076,756	282,723
	Entergy Corp.	2,803,588	233,175
	Sempra	2,950,359	219,123
	Atmos Energy Corp.	1,178,769	189,346
	Power Grid Corporation of India, Ltd.	46,112,774	167,923
	Enel SpA	17,205,158	149,076
	SembCorp Industries, Ltd.	20,005,900	101,253
	AES Corp.	9,949,432	99,494
	Edison International	1,561,941	83,580
	Power Assets Holdings, Ltd.	9,434,000	62,464
	Light SA, units[4]	604,926	278
			6,200,598

3	Capital Income Builder

Common stocks (continued)		Shares	Value (000)

Energy 4.76%
	Exxon Mobil Corp.	10,340,542	$1,092,272
	Canadian Natural Resources, Ltd. (CAD denominated)	25,712,066	737,828
	TC Energy Corp. (CAD denominated)	14,560,645	735,637
	Shell PLC (GBP denominated)	13,870,804	443,800
	Shell PLC (ADR)	738,100	47,593
	TotalEnergies SE	6,456,759	366,158
	EOG Resources, Inc.	3,160,674	348,717
	ConocoPhillips	3,502,719	312,162
	South Bow Corp.[1,5]	11,819,169	291,921
	BP PLC	52,442,530	239,849
	EQT Corp.	4,688,561	231,803
	Chevron Corp.	1,357,158	184,655
	DT Midstream, Inc.	760,862	73,956
	Cenovus Energy, Inc.	4,465,883	52,563
	Schlumberger NV	1,315,399	43,737
	New Fortress Energy, Inc., Class A4,6	188,740	1,025
	Constellation Oil Services Holding SA (NDR)[4]	920,550	420
			5,204,096

Consumer discretionary 4.65%
	McDonald’s Corp.	2,676,992	855,701
	Home Depot, Inc.	1,473,499	531,182
	Industria de Diseno Textil, SA	7,564,497	407,153
	LVMH Moet Hennessy-Louis Vuitton SE	598,156	330,079
	YUM! Brands, Inc.	2,149,527	323,375
	Starbucks Corp.	3,718,555	297,670
	Midea Group Co., Ltd., Class A	29,138,406	295,663
	Darden Restaurants, Inc.	1,369,610	274,799
	Compagnie Generale des Etablissements Michelin	6,944,911	252,964
	Amadeus IT Group SA, Class A, non-registered shares	2,526,739	198,595
	Tractor Supply Co.	3,110,997	157,479
	NEXT PLC	952,731	157,076
	Aristocrat Leisure, Ltd.	3,645,435	156,303
	Evolution AB	2,216,128	155,303
	Compagnie Financière Richemont SA, Class A	842,806	148,286
	Vail Resorts, Inc.	940,068	130,857
	Restaurant Brands International, Inc.	1,991,558	128,256
	Galaxy Entertainment Group, Ltd.	21,218,000	77,705
	Las Vegas Sands Corp.	1,459,663	53,526
	Stellantis NV	5,518,229	50,956
	OPAP SA	1,967,863	43,886
	Jumbo SA	1,061,844	33,608
	International Game Technology PLC	1,310,302	21,489
			5,081,911

Real estate 3.73%
	VICI Properties, Inc. REIT	48,891,459	1,565,505
	Welltower, Inc. REIT	2,996,005	457,160
	Prologis, Inc. REIT	2,823,536	288,565
	Extra Space Storage, Inc. REIT	1,728,944	253,325
	American Tower Corp. REIT	1,058,193	238,527
	Rexford Industrial Realty, Inc. REIT	6,504,656	215,304
	Public Storage REIT	468,002	140,602
	Mindspace Business Parks REIT	29,892,332	136,135
	CTP NV1	6,244,020	117,685
	Equinix, Inc. REIT	126,200	108,627
	Link REIT	22,317,452	104,645
	CK Asset Holdings, Ltd.	24,301,734	99,958
	SBA Communications Corp. REIT, Class A	355,374	86,498
	UDR, Inc. REIT	1,732,565	72,560
	Sun Communities, Inc. REIT	430,663	53,587
	Embassy Office Parks REIT	10,653,487	48,148
	Longfor Group Holdings, Ltd.[1]	27,189,658	36,853
	Lineage, Inc. REIT	757,627	36,540
	Digital Realty Trust, Inc. REIT	53,000	8,509
	Kimco Realty Corp. REIT	295,754	5,909
			4,074,642

Capital Income Builder	4

Common stocks (continued)		Shares	Value (000)

Communication services 3.28%
	Singapore Telecommunications, Ltd.	258,777,400	$750,091
	Publicis Groupe SA1	4,111,616	416,775
	T-Mobile US, Inc.	1,547,565	382,171
	AT&T, Inc.	13,331,195	369,274
	Deutsche Telekom AG	10,148,928	364,173
	Koninklijke KPN NV	65,724,056	305,294
	Comcast Corp., Class A	8,847,440	302,583
	Verizon Communications, Inc.	4,903,006	216,026
	NetEase, Inc.	6,461,200	138,884
	America Movil, SAB de CV, Class B (ADR)	6,231,217	107,426
	HKT Trust and HKT, Ltd., units	73,257,460	104,370
	Omnicom Group, Inc.	931,500	70,943
	Swisscom AG4	42,587	28,377
	Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	27,899
			3,584,286

Materials 3.00%
	Air Products and Chemicals, Inc.	1,947,282	527,889
	Rio Tinto PLC	8,659,878	516,333
	Smurfit Westrock PLC	9,199,651	386,569
	Shin-Etsu Chemical Co., Ltd.	10,286,800	312,519
	Linde PLC	633,983	287,340
	Nitto Denko Corp.	16,291,527	285,786
	Vale SA, ordinary nominative shares	13,367,000	124,504
	Vale SA (ADR), ordinary nominative shares	6,898,935	64,229
	Anglo American PLC	5,993,042	162,355
	International Paper Co.	2,023,780	92,446
	BASF SE	1,787,428	90,673
	Antofagasta PLC	3,560,015	78,544
	Dow, Inc.	2,427,086	74,245
	Eastman Chemical Co.	827,250	63,698
	Barrick Gold Corp.	2,491,653	47,441
	Evonik Industries AG	2,108,724	47,211
	Givaudan SA	8,390	40,474
	Air Liquide SA	192,264	39,551
	BHP Group, Ltd. (CDI)[1]	1,485,576	35,157
			3,276,964
	Total common stocks (cost: $56,675,568,000)		81,791,043
Preferred securities 0.01%
Financials 0.01%
	CoBank, ACB, Class E, 5.652% perpetual noncumulative preferred shares[7]	13,000	10,530
	Total preferred securities (cost: $13,000,000)		10,530
Convertible stocks 0.41%
Utilities 0.15%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	2,636,200	101,494
	PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,416,100	61,586
			163,080

Information technology 0.15%
	Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.75% 3/15/2028	3,410,517	161,863

Materials 0.07%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	2,308,879	70,721

Financials 0.04%
	KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	1,000,000	47,930
	Total convertible stocks (cost: $485,718,000)		443,594

5	Capital Income Builder

Convertible bonds & notes 0.00%		Principal amount (000)	Value (000)
Information technology 0.00%
	Microstrategy, Inc., convertible notes, 0% 12/1/2029[7]	USD1,200	$1,097
	Total convertible bonds & notes (cost: $983,000)		1,097

Bonds, notes & other debt instruments 15.13%
Mortgage-backed obligations 6.14%
Federal agency mortgage-backed obligations 5.47%
	Fannie Mae Pool #394854 6.50% 5/1/2027[8]	2	2
	Fannie Mae Pool #256821 6.50% 7/1/2027[8]	6	6
	Fannie Mae Pool #257145 6.50% 3/1/2028[8]	1	1
	Fannie Mae Pool #AX9959 3.50% 12/1/2029[8]	114	112
	Fannie Mae Pool #BA2999 3.50% 11/1/2030[8]	124	122
	Fannie Mae Pool #659096 6.50% 8/1/2032[8]	1	1
	Fannie Mae Pool #683351 5.50% 2/1/2033[8]	52	53
	Fannie Mae Pool #CA1299 3.50% 3/1/2033[8]	60	59
	Fannie Mae Pool #MA3438 3.50% 8/1/2033[8]	163	161
	Fannie Mae Pool #MA3658 3.50% 5/1/2034[8]	248	241
	Fannie Mae Pool #CA4490 3.50% 8/1/2034[8]	344	334
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[8]	58,600	55,078
	Fannie Mae Pool #MA4361 2.50% 6/1/2036[8]	1,620	1,511
	Fannie Mae Pool #887695 6.00% 6/1/2036[8]	933	977
	Fannie Mae Pool #MA4404 2.50% 8/1/2036[8]	289	269
	Fannie Mae Pool #894308 6.00% 10/1/2036[8]	148	151
	Fannie Mae Pool #902164 6.00% 11/1/2036[8]	764	800
	Fannie Mae Pool #902503 6.00% 11/1/2036[8]	417	435
	Fannie Mae Pool #BU3910 2.50% 12/1/2036[8]	18	17
	Fannie Mae Pool #903076 6.00% 12/1/2036[8]	1,007	1,054
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	69	71
	Fannie Mae Pool #BW0516 2.50% 5/1/2037[8]	3,027	2,815
	Fannie Mae Pool #BW0488 2.50% 5/1/2037[8]	945	878
	Fannie Mae Pool #AS9772 3.50% 6/1/2037[8]	26	25
	Fannie Mae Pool #CB4285 2.50% 7/1/2037[8]	6,759	6,287
	Fannie Mae Pool #966172 7.00% 7/1/2037[8]	117	120
	Fannie Mae Pool #256845 6.50% 8/1/2037[8]	45	47
	Fannie Mae Pool #256960 6.50% 11/1/2037[8]	232	244
	Fannie Mae Pool #FS3558 2.50% 2/1/2038[8]	91	85
	Fannie Mae Pool #257137 7.00% 3/1/2038[8]	17	18
	Fannie Mae Pool #963269 5.50% 5/1/2038[8]	745	759
	Fannie Mae Pool #963341 5.50% 5/1/2038[8]	241	245
	Fannie Mae Pool #963454 5.50% 6/1/2038[8]	748	762
	Fannie Mae Pool #963796 5.50% 6/1/2038[8]	232	234
	Fannie Mae Pool #929964 6.00% 9/1/2038[8]	352	369
	Fannie Mae Pool #FS2490 5.50% 10/1/2038[8]	19	19
	Fannie Mae Pool #FM3708 5.50% 10/1/2038[8]	9	9
	Fannie Mae Pool #FS2101 5.50% 10/1/2038[8]	3	3
	Fannie Mae Pool #970772 5.50% 11/1/2038[8]	28	29
	Fannie Mae Pool #AE0392 5.50% 12/1/2039[8]	48	49
	Fannie Mae Pool #AL4324 6.50% 5/1/2040[8]	5	5
	Fannie Mae Pool #AL0152 6.00% 6/1/2040[8]	2,559	2,680
	Fannie Mae Pool #AE8073 4.00% 12/1/2040[8]	155	149
	Fannie Mae Pool #MA4364 2.00% 6/1/2041[8]	73,987	63,715
	Fannie Mae Pool #AL1571 5.00% 6/1/2041[8]	2,024	2,043
	Fannie Mae Pool #AL0913 6.00% 7/1/2041[8]	1,810	1,896
	Fannie Mae Pool #AJ0257 4.00% 9/1/2041[8]	53	51
	Fannie Mae Pool #AJ4154 4.00% 11/1/2041[8]	160	154
	Fannie Mae Pool #AB4050 4.00% 12/1/2041[8]	301	291
	Fannie Mae Pool #AJ4189 4.00% 12/1/2041[8]	179	173
	Fannie Mae Pool #AJ9165 4.00% 1/1/2042[8]	4,375	4,226
	Fannie Mae Pool #890407 4.00% 2/1/2042[8]	431	416
	Fannie Mae Pool #AL2745 4.00% 3/1/2042[8]	1,239	1,197
	Fannie Mae Pool #AO6721 4.00% 6/1/2042[8]	7,734	7,466
	Fannie Mae Pool #AO1820 4.00% 6/1/2042[8]	784	758
	Fannie Mae Pool #890445 4.00% 7/1/2042[8]	968	935
	Fannie Mae Pool #AS0831 4.50% 10/1/2043[8]	307	303
	Fannie Mae Pool #AW4156 4.00% 5/1/2044[8]	1,724	1,646
	Fannie Mae Pool #AW4026 4.00% 6/1/2044[8]	1,727	1,665
	Fannie Mae Pool #AX2782 4.00% 9/1/2044[8]	2,370	2,256

Capital Income Builder	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AY1313 4.00% 3/1/2045[8]	USD4,366	$4,161
	Fannie Mae Pool #AS6840 4.00% 3/1/2046[8]	4,515	4,296
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	730	674
	Fannie Mae Pool #BC8719 4.00% 6/1/2046[8]	1,799	1,707
	Fannie Mae Pool #BC8720 4.00% 6/1/2046[8]	1,473	1,401
	Fannie Mae Pool #AS7598 4.00% 7/1/2046[8]	4,348	4,124
	Fannie Mae Pool #BD1967 4.00% 7/1/2046[8]	1,603	1,520
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[8]	34	32
	Fannie Mae Pool #MA2691 4.50% 7/1/2046[8]	747	730
	Fannie Mae Pool #AS7759 4.00% 8/1/2046[8]	10,073	9,563
	Fannie Mae Pool #AS7760 4.00% 8/1/2046[8]	4,446	4,219
	Fannie Mae Pool #AS7939 4.00% 9/1/2046[8]	6,597	6,257
	Fannie Mae Pool #AL9190 4.00% 9/1/2046[8]	1,230	1,167
	Fannie Mae Pool #BC4712 4.00% 10/1/2046[8]	3,623	3,436
	Fannie Mae Pool #BC4801 4.00% 11/1/2046[8]	2,467	2,341
	Fannie Mae Pool #BM3288 3.50% 12/1/2046[8]	19	18
	Fannie Mae Pool #MA2907 4.00% 2/1/2047[8]	22	21
	Fannie Mae Pool #AS9313 4.00% 3/1/2047[8]	3,505	3,322
	Fannie Mae Pool #BE3229 4.00% 3/1/2047[8]	1,482	1,400
	Fannie Mae Pool #BD7165 4.00% 4/1/2047[8]	21	20
	Fannie Mae Pool #AS9454 4.00% 4/1/2047[8]	13	12
	Fannie Mae Pool #BM4187 4.50% 5/1/2047[8]	12,491	12,297
	Fannie Mae Pool #BH2491 4.00% 6/1/2047[8]	1,862	1,763
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[8]	2,373	2,246
	Fannie Mae Pool #CA0243 4.50% 8/1/2047[8]	12,034	11,728
	Fannie Mae Pool #BJ1668 4.00% 12/1/2047[8]	2,033	1,916
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	439	415
	Fannie Mae Pool #BJ2751 4.50% 5/1/2048[8]	5,940	5,786
	Fannie Mae Pool #CA2033 4.00% 7/1/2048[8]	8,780	8,278
	Fannie Mae Pool #CA2157 4.00% 8/1/2048[8]	16,759	15,806
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[8]	9,824	10,111
	Fannie Mae Pool #BF0572 5.50% 4/1/2049[8]	19,865	20,380
	Fannie Mae Pool #FM2675 4.00% 6/1/2049[8]	4,859	4,585
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[8]	14,047	13,244
	Fannie Mae Pool #CA4819 4.00% 12/1/2049[8]	6,845	6,454
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[8]	184,135	168,936
	Fannie Mae Pool #CA5216 3.00% 2/1/2050[8]	13,613	12,002
	Fannie Mae Pool #CA5226 3.00% 2/1/2050[8]	5,494	4,844
	Fannie Mae Pool #FM2676 4.00% 3/1/2050[8]	4,500	4,243
	Fannie Mae Pool #FS3189 4.00% 4/1/2050[8]	32,565	30,728
	Fannie Mae Pool #CA6079 2.50% 6/1/2050[8]	17	14
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[8]	27,301	24,336
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[8]	10,962	9,578
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[8]	6,274	5,483
	Fannie Mae Pool #BQ1607 2.50% 9/1/2050[8]	17	14
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[8]	3,688	3,245
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	1,035	909
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[8]	9,940	8,684
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	5,371	4,795
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[8]	21,339	19,045
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[8]	6,810	5,951
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[8]	404	394
	Fannie Mae Pool #BR0751 2.50% 1/1/2051[8]	1,322	1,101
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[8]	973	811
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[8]	10,922	9,620
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[8]	449	374
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	13,774	12,039
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	1,697	1,487
	Fannie Mae Pool #FM7556 3.50% 5/1/2051[8]	23	21
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	1,268	1,111
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[8]	9,615	8,448
	Fannie Mae Pool #FM9335 2.50% 10/1/2051[8]	531	445
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[8]	2,693	2,144
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[8]	36,645	32,152
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[8]	15,764	13,860
	Fannie Mae Pool #CB2414 3.00% 12/1/2051[8]	18,152	16,048
	Fannie Mae Pool #FS0972 3.50% 1/1/2052[8]	17,731	16,291

7	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB2927 2.00% 2/1/2052[8]	USD901	$716
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	11,704	10,331
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[8]	779	619
	Fannie Mae Pool #CB3164 2.50% 3/1/2052[8]	338	282
	Fannie Mae Pool #CB3063 2.50% 3/1/2052[8]	129	108
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[8]	44,560	39,106
	Fannie Mae Pool #BV6656 3.00% 3/1/2052[8]	29	26
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[8]	23,524	21,388
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[8]	391	325
	Fannie Mae Pool #BV8126 2.50% 4/1/2052[8]	319	267
	Fannie Mae Pool #BV4659 2.50% 4/1/2052[8]	245	204
	Fannie Mae Pool #CB3379 4.00% 4/1/2052[8]	334	313
	Fannie Mae Pool #BV7787 2.50% 5/1/2052[8]	327	273
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[8]	218	182
	Fannie Mae Pool #BV9818 2.50% 5/1/2052[8]	145	121
	Fannie Mae Pool #FS2009 3.00% 5/1/2052[8]	39	35
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[8]	1,795	1,677
	Fannie Mae Pool #CB4021 4.00% 6/1/2052[8]	677	633
	Fannie Mae Pool #MA4711 5.50% 7/1/2052[8]	45	45
	Fannie Mae Pool #BW5402 5.50% 7/1/2052[8]	41	41
	Fannie Mae Pool #CB4145 5.50% 7/1/2052[8]	38	39
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[8]	4,353	4,300
	Fannie Mae Pool #CB4418 5.50% 8/1/2052[8]	95	95
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[8]	54	55
	Fannie Mae Pool #CB4421 5.50% 8/1/2052[8]	29	29
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[8]	657	547
	Fannie Mae Pool #BW9049 4.50% 9/1/2052[8]	113	109
	Fannie Mae Pool #BW7372 5.50% 9/1/2052[8]	91	91
	Fannie Mae Pool #BX1322 5.50% 9/1/2052[8]	57	57
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]	2,247	1,785
	Fannie Mae Pool #BV6789 4.00% 10/1/2052[8]	571	534
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	44	43
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[8]	9,649	9,664
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[8]	8,715	8,739
	Fannie Mae Pool #BX1223 5.50% 10/1/2052[8]	1,433	1,445
	Fannie Mae Pool #CB5020 5.50% 10/1/2052[8]	356	357
	Fannie Mae Pool #BX1488 5.50% 10/1/2052[8]	157	160
	Fannie Mae Pool #BW9929 5.50% 10/1/2052[8]	48	48
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[8]	30	31
	Fannie Mae Pool #MA4805 4.50% 11/1/2052[8]	3,087	2,960
	Fannie Mae Pool #BX4398 5.50% 11/1/2052[8]	916	931
	Fannie Mae Pool #BX1298 5.50% 11/1/2052[8]	72	72
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	13,443	13,458
	Fannie Mae Pool #BX3716 5.50% 12/1/2052[8]	465	465
	Fannie Mae Pool #BX3726 5.50% 12/1/2052[8]	390	390
	Fannie Mae Pool #BX2464 5.50% 12/1/2052[8]	223	223
	Fannie Mae Pool #BX2476 5.50% 12/1/2052[8]	29	30
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	20,664	19,785
	Fannie Mae Pool #BX5626 5.50% 1/1/2053[8]	4,111	4,112
	Fannie Mae Pool #BX6633 5.50% 1/1/2053[8]	1,095	1,095
	Fannie Mae Pool #BX0856 5.50% 1/1/2053[8]	33	33
	Fannie Mae Pool #BX5592 5.50% 1/1/2053[8]	32	32
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[8]	39,394	39,994
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	21,583	21,607
	Fannie Mae Pool #BX4108 5.50% 2/1/2053[8]	243	243
	Fannie Mae Pool #BX7384 5.50% 2/1/2053[8]	107	107
	Fannie Mae Pool #BX6545 6.00% 2/1/2053[8]	30,361	30,926
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[8]	91	89
	Fannie Mae Pool #FS4152 5.50% 3/1/2053[8]	5,215	5,220
	Fannie Mae Pool #BX7555 5.50% 3/1/2053[8]	3,865	3,865
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	2,812	2,826
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	4,526	4,444
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[8]	44,398	44,407
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[8]	22,904	23,328
	Fannie Mae Pool #BX8415 6.00% 4/1/2053[8]	1,114	1,139
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	2,729	2,683
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	31,758	31,760

Capital Income Builder	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[8]	USD84,254	$85,812
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	264	259
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	133,964	133,974
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[8]	17,223	17,202
	Fannie Mae Pool #BY4218 5.50% 6/1/2053[8]	974	974
	Fannie Mae Pool #BY5242 5.50% 6/1/2053[8]	41	41
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[8]	48,575	49,397
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[8]	33,156	33,662
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[8]	20,607	21,049
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[8]	15,444	15,784
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[8]	5,095	5,187
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	6,044	6,283
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	2,146	2,221
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	1,629	1,687
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[8]	5,944	5,695
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	755	741
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[8]	94	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	65	65
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[8]	26,922	27,374
	Fannie Mae Pool #MA5108 6.00% 8/1/2053[8]	123,842	125,908
	Fannie Mae Pool #CB7018 4.00% 9/1/2053[8]	32	30
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[8]	1,285	1,285
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]	101	101
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	2,361	2,400
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[8]	188,898	194,974
	Fannie Mae Pool #CB7139 6.50% 9/1/2053[8]	74,590	77,240
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	517	517
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	866	880
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[8]	2,187	2,254
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[8]	122	126
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[8]	870	869
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	54,509	55,405
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[8]	3,784	3,917
	Fannie Mae Pool #CB7907 6.50% 11/1/2053[8]	1,776	1,830
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[8]	1,302	1,356
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[8]	2,990	3,114
	Fannie Mae Pool #DA4644 6.50% 12/1/2053[8]	141	146
	Fannie Mae Pool #MA5218 7.00% 12/1/2053[8]	107	112
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]	16,673	17,206
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]	1,263	1,310
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[8]	181	181
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[8]	1,845	1,873
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[8]	74,798	78,196
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[8]	4,819	4,823
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[8]	1,888	1,896
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[8]	679	694
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[8]	7	7
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]	2	2
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	2,444	2,447
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	3,708	3,784
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	1,332	1,353
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	416	424
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	381	390
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	1,138	1,137
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[8]	283	284
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	12,594	12,784
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	5,142	5,237
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[8]	3,478	3,543
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[8]	2,586	2,652
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	828	841
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	327	333
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[8]	198	206
	Fannie Mae Pool #FS9819 7.00% 7/1/2054[8]	1,387	1,450
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]	26	26
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	10,786	10,949
	Fannie Mae Pool #FS8792 6.00% 8/1/2054[8]	2,796	2,834
	Fannie Mae Pool #FS8795 6.00% 8/1/2054[8]	1,487	1,510

9	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]	USD1,322	$1,353
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]	1,074	1,094
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]	653	666
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]	616	626
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]	531	542
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	169	173
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	140	143
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	123	126
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[8]	1,537	1,597
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]	282	282
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]	85	85
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]	51	52
	Fannie Mae Pool #MA5471 6.00% 9/1/2054[8]	3,789	3,847
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]	1,801	1,839
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[8]	10	10
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[8]	1,633	1,704
	Fannie Mae Pool #MA5530 5.00% 11/1/2054[8]	1,329	1,302
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[8]	7,275	7,271
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[8]	135	129
	Fannie Mae Pool #MA5552 5.00% 12/1/2054[8]	35	34
	Fannie Mae Pool #DC7823 6.00% 12/1/2054[8]	436	442
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[8]	5,897	6,113
	Fannie Mae Pool #CB9736 4.50% 1/1/2055[8]	987	944
	Fannie Mae Pool #MA5615 6.00% 2/1/2055[8]	1,503	1,525
	Fannie Mae Pool #MA5647 6.00% 3/1/2055[8]	805	817
	Fannie Mae Pool #MA5699 5.00% 5/1/2055[8]	69	67
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[8]	411	385
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[8]	32,142	33,086
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[8]	26,049	23,399
	Fannie Mae Pool #BF0339 5.00% 1/1/2059[8]	29,721	29,530
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[8]	21,281	21,485
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[8]	62,103	55,700
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[8]	48,738	46,862
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	22,009	19,028
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[8]	16,382	13,918
	Fannie Mae Pool #BF0647 3.00% 6/1/2062[8]	17,820	15,307
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[8]	8,202	6,997
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[8]	35,230	31,285
	Fannie Mae Pool #BF0763 3.50% 9/1/2063[8]	6,857	6,142
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[8]	3,692	3,278
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[8]	642	595
	Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[8]	107	108
	Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.748% 7/25/2036[8,9]	376	373
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[8]	14	14
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	30	32
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[8,9]	2,270	2,225
	Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[8]	124	120
	Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[8]	363	313
	Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[8]	48	42
	Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[8]	80	73
	Freddie Mac Pool #ZK3460 3.50% 8/1/2026[8]	4	4
	Freddie Mac Pool #RD5008 3.50% 9/1/2029[8]	76	75
	Freddie Mac Pool #ZS7148 3.50% 4/1/2030[8]	4	4
	Freddie Mac Pool #V62089 3.50% 6/1/2033[8]	172	170
	Freddie Mac Pool #ZS8716 3.50% 9/1/2033[8]	139	137
	Freddie Mac Pool #G18723 3.50% 2/1/2034[8]	2,290	2,261
	Freddie Mac Pool #ZT1799 3.50% 3/1/2034[8]	329	324
	Freddie Mac Pool #QN3000 1.50% 8/1/2035[8]	167	148
	Freddie Mac Pool #RC2555 2.50% 3/1/2037[8]	85	79
	Freddie Mac Pool #SB0649 2.50% 4/1/2037[8]	1,803	1,679
	Freddie Mac Pool #SB8175 2.50% 9/1/2037[8]	84	78
	Freddie Mac Pool #QO1051 2.50% 11/1/2037[8]	37	35
	Freddie Mac Pool #SB1388 2.50% 1/1/2038[8]	159	148
	Freddie Mac Pool #ZA2505 3.50% 5/1/2038[8]	226	218
	Freddie Mac Pool #A76884 5.00% 5/1/2038[8]	143	142
	Freddie Mac Pool #G04697 5.50% 9/1/2038[8]	635	651

Capital Income Builder	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SC0297 5.50% 10/1/2038[8]	USD8	$8
	Freddie Mac Pool #A87873 5.00% 8/1/2039[8]	2,281	2,292
	Freddie Mac Pool #G06789 6.00% 5/1/2040[8]	27	28
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	1,646	1,422
	Freddie Mac Pool #G06061 4.00% 10/1/2040[8]	396	384
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[8]	10,498	9,058
	Freddie Mac Pool #Q00232 4.50% 4/1/2041[8]	3,670	3,644
	Freddie Mac Pool #Q00850 4.50% 5/1/2041[8]	124	123
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[8]	5,022	4,324
	Freddie Mac Pool #G06841 5.50% 6/1/2041[8]	1,244	1,273
	Freddie Mac Pool #G08456 5.00% 7/1/2041[8]	90	91
	Freddie Mac Pool #G60546 4.00% 12/1/2042[8]	3,322	3,214
	Freddie Mac Pool #Q21442 4.50% 8/1/2043[8]	282	277
	Freddie Mac Pool #G60138 3.50% 8/1/2045[8]	11,869	11,045
	Freddie Mac Pool #760014 3.759% 8/1/2045[8,9]	465	465
	Freddie Mac Pool #G60279 4.00% 10/1/2045[8]	3,450	3,291
	Freddie Mac Pool #Q41088 4.00% 6/1/2046[8]	8,021	7,623
	Freddie Mac Pool #Q41905 4.00% 7/1/2046[8]	2,928	2,785
	Freddie Mac Pool #Q42626 4.00% 8/1/2046[8]	2,932	2,789
	Freddie Mac Pool #T65389 3.50% 9/1/2046[8]	46	42
	Freddie Mac Pool #Q44227 4.00% 9/1/2046[8]	760	721
	Freddie Mac Pool #Q49716 4.50% 8/1/2047[8]	332	321
	Freddie Mac Pool #ZS4735 3.50% 9/1/2047[8]	2,266	2,080
	Freddie Mac Pool #G08793 4.00% 12/1/2047[8]	13,742	12,993
	Freddie Mac Pool #Q52596 4.50% 12/1/2047[8]	277	270
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	703	664
	Freddie Mac Pool #Q55986 4.50% 5/1/2048[8]	4,857	4,741
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[8]	619	604
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[8]	119,700	116,855
	Freddie Mac Pool #QA5741 3.00% 12/1/2049[8]	2,531	2,240
	Freddie Mac Pool #QA5125 3.50% 12/1/2049[8]	1,145	1,051
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	1,076	945
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[8]	11,798	10,366
	Freddie Mac Pool #QB6698 2.00% 12/1/2050[8]	44	35
	Freddie Mac Pool #QC0474 2.00% 4/1/2051[8]	25	19
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[8]	7,252	6,352
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[8]	982	818
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[8]	6,861	6,011
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[8]	7,820	6,852
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[8]	820	653
	Freddie Mac Pool #SD7551 3.00% 1/1/2052[8]	60,613	53,335
	Freddie Mac Pool #RA6531 3.50% 1/1/2052[8]	24	22
	Freddie Mac Pool #RA6805 3.00% 2/1/2052[8]	13,141	11,514
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[8]	940	747
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[8]	86	69
	Freddie Mac Pool #QD8423 2.50% 3/1/2052[8]	288	241
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[8]	666	554
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[8]	70,206	61,036
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[8]	35,257	30,652
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[8]	67,860	65,054
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[8]	12,855	11,172
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	741	652
	Freddie Mac Pool #SD8251 5.50% 8/1/2052[8]	42	42
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[8]	9,337	8,115
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[8]	14,890	14,467
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[8]	50,007	49,192
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	2,794	2,747
	Freddie Mac Pool #QE8785 5.50% 9/1/2052[8]	2,014	2,011
	Freddie Mac Pool #SD1831 5.50% 10/1/2052[8]	1,995	2,012
	Freddie Mac Pool #QF1113 5.50% 10/1/2052[8]	1,447	1,455
	Freddie Mac Pool #QF3150 5.50% 10/1/2052[8]	1,240	1,254
	Freddie Mac Pool #QF1433 5.50% 10/1/2052[8]	34	34
	Freddie Mac Pool #QF4983 5.00% 11/1/2052[8]	66	65
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[8]	30,491	30,530
	Freddie Mac Pool #QF3380 5.50% 11/1/2052[8]	3,845	3,876
	Freddie Mac Pool #QF2409 5.50% 11/1/2052[8]	1,905	1,920
	Freddie Mac Pool #QF2472 5.50% 11/1/2052[8]	1,189	1,197

11	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[8]	USD20	$21
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[8]	2,362	2,054
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[8]	17,549	16,826
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	4,553	4,473
	Freddie Mac Pool #QF4188 5.50% 12/1/2052[8]	85	85
	Freddie Mac Pool #QF6034 5.50% 12/1/2052[8]	84	84
	Freddie Mac Pool #SD8287 4.50% 1/1/2053[8]	1,118	1,071
	Freddie Mac Pool #QF6796 5.50% 1/1/2053[8]	124	124
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[8]	547	537
	Freddie Mac Pool #QF7483 5.50% 2/1/2053[8]	10,303	10,298
	Freddie Mac Pool #QF7073 5.50% 2/1/2053[8]	3,791	3,801
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[8]	3,247	3,247
	Freddie Mac Pool #QF9106 5.50% 2/1/2053[8]	944	943
	Freddie Mac Pool #SD2402 6.00% 2/1/2053[8]	15,163	15,541
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[8]	72	73
	Freddie Mac Pool #QF8351 5.50% 3/1/2053[8]	2,599	2,603
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[8]	320	320
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	4,239	4,164
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[8]	45,520	45,530
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[8]	10,731	10,739
	Freddie Mac Pool #QG0657 5.50% 4/1/2053[8]	3,325	3,340
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	3,778	3,708
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[8]	1,212	1,213
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[8]	191,000	194,252
	Freddie Mac Pool #QG3376 6.00% 5/1/2053[8]	815	832
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[8]	2,232	2,325
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	390	383
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	95,434	95,441
	Freddie Mac Pool #SD3505 6.00% 6/1/2053[8]	34,796	35,398
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[8]	9,279	9,448
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[8]	7,034	7,178
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[8]	6,215	6,348
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[8]	4,378	4,474
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[8]	3,273	3,371
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	4,767	4,948
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	4,173	4,321
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	3,941	4,116
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	3,897	4,065
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	2,764	2,891
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	2,128	2,215
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	1,300	1,345
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	1,138	1,201
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	23	23
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	206	206
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[8]	10,887	11,062
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	330	338
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[8]	154	157
	Freddie Mac Pool #RJ0147 2.50% 9/1/2053[8]	109	91
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]	254	254
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[8]	206,252	213,456
	Freddie Mac Pool #RA9865 6.50% 9/1/2053[8]	46,187	48,105
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[8]	15,554	15,549
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]	327	331
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[8]	109,435	112,920
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[8]	58,594	57,518
	Freddie Mac Pool #QH3557 6.50% 11/1/2053[8]	3,445	3,588
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]	411	426
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[8]	8,108	8,476
	Freddie Mac Pool #SD5500 2.00% 1/1/2054[8]	68	54
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[8]	6,697	6,817
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[8]	4,552	4,635
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[8]	483	499
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[8]	19	19
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[8]	27,537	28,789
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]	326	326
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	15,104	15,346
	Freddie Mac Pool #SD8404 7.00% 2/1/2054[8]	88,602	92,627

Capital Income Builder	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	USD12,554	$12,539
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[8]	1,375	1,382
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[8]	1,032	1,033
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[8]	3,424	3,498
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	192	196
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[8]	25,619	25,746
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[8]	506	514
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	243	249
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[8]	7,067	6,939
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	887	891
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[8]	44	45
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[8]	86	89
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[8]	32	33
	Freddie Mac Pool #SD8446 5.50% 7/1/2054[8]	1,925	1,922
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	569	569
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[8]	7,562	7,761
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[8]	5,236	5,332
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	4,021	4,082
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	2,107	2,147
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]	1,429	1,462
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[8]	567	577
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	348	355
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[8]	336	347
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]	1,920	1,922
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]	1,292	1,294
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]	1,096	1,096
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]	202	203
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]	28	29
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	6,342	6,439
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[8]	1,942	1,992
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]	1,564	1,593
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]	822	839
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]	523	532
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]	12,289	12,664
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]	28,382	28,400
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]	11,839	11,898
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]	10,706	10,707
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]	579	578
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]	2,854	2,908
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]	1,568	1,601
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]	1,456	1,494
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]	1,357	1,388
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]	893	910
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]	1,577	1,630
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]	1,071	1,110
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]	569	588
	Freddie Mac Pool #RJ2664 5.00% 10/1/2054[8]	194	191
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[8]	2,067	2,065
	Freddie Mac Pool #RJ2625 5.50% 10/1/2054[8]	239	240
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[8]	414	428
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[8]	6,615	6,331
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[8]	4,030	3,948
	Freddie Mac Pool #RJ2836 5.00% 11/1/2054[8]	288	282
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[8]	4,875	4,877
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[8]	1,530	1,556
	Freddie Mac Pool #SD7470 4.50% 12/1/2054[8]	11,702	11,352
	Freddie Mac Pool #SD8485 6.50% 12/1/2054[8]	110	114
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[8]	4,510	4,504
	Freddie Mac Pool #QX2925 6.00% 1/1/2055[8]	8,731	8,873
	Freddie Mac Pool #RJ3264 4.50% 2/1/2055[8]	2,889	2,766
	Freddie Mac Pool #SD8507 6.00% 2/1/2055[8]	448	455
	Freddie Mac Pool #SD8532 5.00% 5/1/2055[8]	49	48
	Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[8]	239	242
	Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[8]	10,387	10,335
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[8]	3,423	3,374
	Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[8,9]	4,390	4,323
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[8]	4,360	4,281

13	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[8]	USD4,810	$4,724
	Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[8]	2,350	2,309
	Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[8,9]	8,770	8,604
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[8,9]	13,801	13,794
	Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[8]	6	6
	Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[8]	31	27
	Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[8]	505	408
	Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[8]	195	176
	Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[8]	356	301
	Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[8]	59	53
	Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[8]	51	44
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[8]	7,627	6,713
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[8]	1,535	1,360
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	7,229	6,765
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	6,998	6,525
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[8]	8,035	6,877
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	11,697	10,578
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	6,647	6,041
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[8]	11,460	11,082
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	9,118	8,796
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	8,165	7,344
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[8]	3,835	3,438
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[8]	1,046	1,005
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[8]	3,223	2,886
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[8]	1,978	1,777
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	23,651	21,978
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[8]	505	491
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	29,713	28,265
	Government National Mortgage Assn. 3.50% 5/1/2055[8,10]	259	236
	Government National Mortgage Assn. 4.00% 5/1/2055[8,10]	374	349
	Government National Mortgage Assn. 5.00% 5/1/2055[8,10]	2,450	2,404
	Government National Mortgage Assn. 5.50% 5/1/2055[8,10]	523	523
	Government National Mortgage Assn. 5.50% 6/1/2055[8,10]	1,376	1,373
	Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[8]	362	355
	Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[8]	67	70
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[8]	629	661
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[8]	785	805
	Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[8]	585	580
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[8]	784	787
	Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[8]	332	345
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[8]	806	783
	Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[8]	866	848
	Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[8]	1,193	1,167
	Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[8]	3,404	3,119
	Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[8]	325	323
	Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[8]	78	78
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	440	428
	Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[8]	745	721
	Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[8]	910	903
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[8]	1,596	1,549

Capital Income Builder	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[8]	USD9,139	$9,101
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[8]	5,640	5,622
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[8]	731	666
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[8]	217	198
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[8]	241,334	225,715
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[8]	23,350	21,839
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[8]	17,144	16,015
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[8]	11,065	10,345
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[8]	16,089	15,849
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]	10,934	10,509
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[8]	88,172	86,679
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[8]	6,920	6,451
	Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054[8]	224	204
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[8]	5,091	4,741
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[8]	1,386	1,328
	Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[8]	2,291	2,134
	Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055[8]	823	766
	Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055[8]	1,389	1,294
	Government National Mortgage Assn. Pool #795485 4.491% 7/20/2062[8]	6	6
	Government National Mortgage Assn. Pool #AG8088 4.779% 3/20/2064[8]	1	1
	Government National Mortgage Assn. Pool #AG8117 4.915% 4/20/2064[8]	2	2
	Government National Mortgage Assn. Pool #AG8193 4.779% 9/20/2064[8]	1	1
	Government National Mortgage Assn. Pool #AG8207 4.778% 11/20/2064[8]	1	1
	Government National Mortgage Assn. Pool #AG8244 4.779% 1/20/2065[8]	1	1
	Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[8]	252	226
	Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[8]	283	237
	Uniform Mortgage-Backed Security 2.50% 5/1/2040[8,10]	71,038	66,027
	Uniform Mortgage-Backed Security 2.50% 5/1/2055[8,10]	36,630	30,458
	Uniform Mortgage-Backed Security 3.00% 5/1/2055[8,10]	40,194	34,889
	Uniform Mortgage-Backed Security 3.50% 5/1/2055[8,10]	89,583	80,860
	Uniform Mortgage-Backed Security 4.00% 5/1/2055[8,10]	89,341	83,273
	Uniform Mortgage-Backed Security 4.50% 5/1/2055[8,10]	3,194	3,055
	Uniform Mortgage-Backed Security 5.00% 5/1/2055[8,10]	4,145	4,058
	Uniform Mortgage-Backed Security 5.50% 5/1/2055[8,10]	1,811	1,807
	Uniform Mortgage-Backed Security 6.00% 5/1/2055[8,10]	225,438	228,722
	Uniform Mortgage-Backed Security 6.50% 5/1/2055[8,10]	4,505	4,640
	Uniform Mortgage-Backed Security 7.00% 5/1/2055[8,10]	49,250	51,490
	Uniform Mortgage-Backed Security 2.00% 6/1/2055[8,10]	64,698	51,348
	Uniform Mortgage-Backed Security 2.50% 6/1/2055[8,10]	79,760	66,337
	Uniform Mortgage-Backed Security 3.00% 6/1/2055[8,10]	26,765	23,235
	Uniform Mortgage-Backed Security 3.50% 6/1/2055[8,10]	16,333	14,739
	Uniform Mortgage-Backed Security 4.00% 6/1/2055[8,10]	21,676	20,199
	Uniform Mortgage-Backed Security 4.50% 6/1/2055[8,10]	8,018	7,665
	Uniform Mortgage-Backed Security 6.50% 6/1/2055[8,10]	16,087	16,553
	Uniform Mortgage-Backed Security 7.00% 6/1/2055[8,10]	123,693	129,321
			5,978,854

Commercial mortgage-backed securities 0.41%
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.013% 7/15/2041[7,8,9]	447	448
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[8,9]	5,216	5,420
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[8]	637	660
	Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058[8,9]	312	310
	Bank5, Series 2025-5YR14, Class B, 6.474% 4/15/2058[8,9]	699	739
	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[8]	1,718	1,808
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[8]	475	416
	Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[8]	6,364	6,603
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[8,9]	652	688
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	504	528
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[8,9]	69	70
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[8]	291	301
	BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057[8,9]	781	802
	BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[8,9]	132	132
	BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[8,9]	224	219
	BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[8,9]	193	194

15	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.694% 6/15/2041[7,8,9]	USD1,996	$1,997
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.243% 8/15/2041[7,8,9]	4,000	4,000
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.34%) 6.662% 8/15/2041[7,8,9]	1,000	992
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.161% 8/15/2041[7,8,9]	2,000	1,979
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.22% 4/15/2037[7,8,9]	31,327	31,399
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.672% 12/15/2039[7,8,9]	3,139	3,132
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.764% 11/15/2026[7,8,9]	2,527	2,524
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.437% 6/15/2027[7,8,9]	31,020	31,114
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.764% 4/15/2029[7,8,9]	2,467	2,469
	BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.813% 7/15/2029[7,8,9]	750	746
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.863% 5/15/2034[7,8,9]	436	437
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.136% 9/15/2036[7,8,9]	55,444	54,952
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.335% 10/15/2036[7,8,9]	26,562	26,377
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.082% 10/15/2036[7,8,9]	3,984	3,950
	BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.331% 10/15/2036[7,8,9]	1,380	1,367
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.813% 4/15/2037[7,8,9]	9,754	9,761
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.106% 6/15/2038[7,8,9]	6,112	6,089
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.536% 6/15/2038[7,8,9]	862	856
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.836% 6/15/2038[7,8,9]	3,272	3,249
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.686% 11/15/2038[7,8,9]	1,711	1,703
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.936% 11/15/2038[7,8,9]	336	334
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.286% 11/15/2038[7,8,9]	961	955
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.013% 8/15/2039[7,8,9]	5,706	5,715
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.773% 8/15/2039[7,8,9]	4,100	4,095
	BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[7,8,9]	3,613	3,644
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.864% 11/15/2041[7,8,9]	2,898	2,902
	BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[7,8]	2,761	2,825
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.213% 7/15/2041[7,8,9]	1,135	1,137
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[7,8,9]	1,475	1,470
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[7,8,9]	22,540	23,253
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[7,8,9]	51,770	53,014
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[7,8,9]	1,031	1,056
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[7,8,9]	680	701
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[7,8,9]	4,579	4,610
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[7,8,9]	4,599	4,667
	ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039[7,8,9]	880	890
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.516% 7/15/2038[7,8,9]	9,021	9,016

Capital Income Builder	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.136% 7/15/2038[7,8,9]	USD1,032	$1,029
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.686% 7/15/2038[7,8,9]	1,081	1,078
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.772% 12/15/2029[7,8,9]	2,667	2,650
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[7,8]	3,231	3,328
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.133% 8/15/2039[7,8,9]	4,000	4,006
	FS Trust, Series 2024-HULA, Class D, (1-month USD CME Term SOFR + 2.94%) 7.261% 8/15/2039[7,8,9]	1,000	995
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.013% 5/15/2041[7,8,9]	3,164	3,168
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 4.956% 3/10/2041[7,8,9]	3,831	3,833
	Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.715% 3/15/2042[7,8,9]	16,304	16,178
	Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.364% 3/15/2042[7,8,9]	211	209
	Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042[7,8,9]	407	403
	Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.612% 3/15/2042[7,8,9]	735	707
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.863% 5/15/2037[7,8,9]	750	748
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[7,8,9]	591	599
	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040[7,8,9]	23,783	24,470
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[7,8]	871	773
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[7,8,9]	219	186
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.915% 11/15/2039[7,8,9]	1,151	1,147
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.864% 12/15/2039[7,8,9]	4,620	4,585
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.354% 11/25/2053[7,8,9]	308	320
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.854% 11/25/2053[7,8,9]	1,350	1,517
	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.286% 2/10/2047[7,8,9]	1,532	1,583
	NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.533% 2/10/2047[7,8,9]	370	376
	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 5.761% 2/10/2047[7,8,9]	427	425
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.714% 5/15/2039[7,8,9]	2,832	2,809
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.063% 5/15/2039[7,8,9]	486	475
	SHR Trust, Series 2024-LXRY, Class A, (1-month USD CME Term SOFR + 1.95%) 6.272% 10/15/2041[7,8,9]	3,000	2,994
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.167% 11/15/2038[7,8,9]	30,249	30,129
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.765% 11/15/2038[7,8,9]	871	866
	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.765% 3/15/2042[7,8,9]	3,587	3,531
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[8]	5,186	5,440
			449,272

Collateralized mortgage-backed obligations (privately originated) 0.26%
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[7,8,11]	2,073	2,078
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,9]	8,980	8,096
	Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.874% 1/25/2034[8,9]	275	213
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,9]	711	695
	BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[7,8,11]	975	980

17	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064[7,8,11]	USD950	$954
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[7,8,9]	675	663
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[7,8,9]	153	152
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[7,8,9]	326	322
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[7,8,9]	1,924	1,884
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[7,8,11]	978	959
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[7,8,9]	13,281	12,607
	CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064[7,8,9]	2,221	2,195
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[7,8,11]	904	905
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.254% 6/25/2043[7,8,9]	9,776	9,853
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.454% 5/25/2044[7,8,9]	185	185
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[8]	72	74
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[8]	62	64
	CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[8]	60	61
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[7,8]	6,630	8,027
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.354% 4/25/2042[7,8,9]	3,823	3,870
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.504% 9/25/2042[7,8,9]	1,180	1,188
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.054% 9/25/2042[7,8,9]	5,838	6,117
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.354% 10/25/2044[7,8,9]	803	802
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.404% 10/25/2044[7,8,9]	636	635
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[7,8,11]	128	129
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[7,8]	6,211	6,140
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[7,8,11]	12,373	12,447
	IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[7,8,9]	45,617	45,793
	IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047[7,8,9]	2,000	1,979
	JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051[7,8,9]	683	636
	JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051[7,8,9]	715	665
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055[7,8,9]	393	398
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 7.00% 2/25/2061 (8.00% on 4/27/2026)[7,8,11]	12,359	12,406
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061[7,8]	1,590	1,591
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[7,8,11]	6,570	6,560
	Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[7,8,9]	47	46
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[7,8,11]	262	265
	NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032[7,8,11]	1,751	1,743
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[7,8,11]	335	336
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[7,8,11]	8,260	8,315
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[7,8,11]	6,457	6,518
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[7,8,11]	501	506
	Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[7,8,11]	2,733	2,747
	Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[7,8,11]	2,144	2,150

Capital Income Builder	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[7,8]	USD3,419	$3,201
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[7,8]	14,920	14,137
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[7,8]	2,247	2,098
	PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028)[7,8,11]	13,064	12,419
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[7,8,9]	230	229
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.006% 5/25/2055[7,8,9]	400	393
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[7,8,9]	1,118	1,099
	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[7,8,9]	1,194	1,184
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[7,8,9]	540	535
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[7,8,9]	316	308
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[7,8,9]	440	431
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[7,8,9]	960	946
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[7,8,9]	452	446
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[7,8,9]	124	123
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[7,8]	50,339	45,828
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.109% 7/25/2065[7,8,9]	349	354
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,7]	5,473	5,473
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[7,8]	19,490	18,912
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[7,8]	944	943
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[7,8]	2,677	2,701
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[7,8,11]	209	210
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[7,8,11]	747	747
	Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[7,8,9]	223	223
			287,889
	Total mortgage-backed obligations		6,716,015
U.S. Treasury bonds & notes 5.41%
U.S. Treasury 5.41%
	U.S. Treasury 4.25% 5/31/2025	5,000	4,999
	U.S. Treasury 3.00% 7/15/2025	45,000	44,880
	U.S. Treasury 4.75% 7/31/2025	2,000	2,002
	U.S. Treasury 6.875% 8/15/2025[1]	145,145	146,676
	U.S. Treasury 4.50% 11/15/2025	15,350	15,379
	U.S. Treasury 4.00% 12/15/2025	21,000	21,000
	U.S. Treasury 4.25% 1/31/2026	182,000	182,306
	U.S. Treasury 6.00% 2/15/2026	206,000	209,649
	U.S. Treasury 4.375% 7/31/2026[12]	875,000	881,195
	U.S. Treasury 6.75% 8/15/2026	35,000	36,399
	U.S. Treasury 4.625% 9/15/2026	35,602	36,023
	U.S. Treasury 4.625% 10/15/2026	25,100	25,421
	U.S. Treasury 4.625% 11/15/2026	3,000	3,041
	U.S. Treasury 6.50% 11/15/2026	178,000	186,330
	U.S. Treasury 4.25% 12/31/2026	250,000	252,299
	U.S. Treasury 2.25% 2/15/2027	75	73
	U.S. Treasury 6.625% 2/15/2027	65,000	68,613
	U.S. Treasury 3.75% 4/30/2027	635	637
	U.S. Treasury 2.625% 5/31/2027	6,500	6,373
	U.S. Treasury 3.75% 8/15/2027	353,000	354,286
	U.S. Treasury 6.375% 8/15/2027	54,937	58,330
	U.S. Treasury 6.125% 11/15/2027[12]	296,294	314,650
	U.S. Treasury 3.875% 12/31/2027	123,463	124,440
	U.S. Treasury 4.25% 2/15/2028	30,000	30,529
	U.S. Treasury 3.75% 4/15/2028	3,000	3,014
	U.S. Treasury 4.125% 7/31/2028	207,000	210,278
	U.S. Treasury 2.875% 8/15/2028	148,319	144,995
	U.S. Treasury 4.00% 1/31/2029	423,733	429,016
	U.S. Treasury 4.50% 5/31/2029	125,100	129,036
	U.S. Treasury 3.625% 8/31/2029	7,541	7,526
	U.S. Treasury 4.375% 12/31/2029	219,000	225,295
	U.S. Treasury 4.00% 2/28/2030	9,000	9,119
	U.S. Treasury 3.875% 4/30/2030	20,296	20,449
	U.S. Treasury 6.25% 5/15/2030	198,563	221,305
	U.S. Treasury 4.25% 6/30/2031	20,000	20,417
	U.S. Treasury 3.75% 8/31/2031	8,283	8,220

19	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.375% 1/31/2032	USD10,000	$10,267
	U.S. Treasury 1.875% 2/15/2032	100,000	87,825
	U.S. Treasury 4.125% 2/29/2032	114,000	115,367
	U.S. Treasury 4.125% 3/31/2032	3,000	3,036
	U.S. Treasury 4.00% 4/30/2032	2,500	2,512
	U.S. Treasury 2.875% 5/15/2032[12]	278,476	260,223
	U.S. Treasury 3.875% 8/15/2034	50,000	48,992
	U.S. Treasury 4.25% 11/15/2034	5,665	5,709
	U.S. Treasury 4.625% 2/15/2035	60,133	62,402
	U.S. Treasury 4.50% 8/15/2039	25,000	25,098
	U.S. Treasury 4.75% 2/15/2041[12]	136,000	139,015
	U.S. Treasury 4.00% 11/15/2042	12,950	11,942
	U.S. Treasury 4.75% 11/15/2043	27,016	27,309
	U.S. Treasury 4.625% 5/15/2044	27,000	26,789
	U.S. Treasury 4.125% 8/15/2044	7,000	6,488
	U.S. Treasury 4.625% 11/15/2044	4,000	3,964
	U.S. Treasury 4.75% 2/15/2045	12,471	12,565
	U.S. Treasury 3.00% 5/15/2047	108,296	82,057
	U.S. Treasury 3.00% 2/15/2049[12]	112,916	84,105
	U.S. Treasury 1.375% 8/15/2050[12]	38,101	19,027
	U.S. Treasury 2.00% 8/15/2051	37,789	22,077
	U.S. Treasury 2.25% 2/15/2052[12]	207,137	128,231
	U.S. Treasury 3.00% 8/15/2052[12]	136,283	99,753
	U.S. Treasury 4.00% 11/15/2052	11,585	10,286
	U.S. Treasury 4.75% 11/15/2053	60,200	60,614
	U.S. Treasury 4.625% 5/15/2054	291	287
	U.S. Treasury 4.25% 8/15/2054	3,663	3,401
	U.S. Treasury 4.50% 11/15/2054	12,472	12,089
	U.S. Treasury 4.625% 2/15/2055	114,500	113,417
	Total U.S. Treasury bonds & notes		5,919,047
Corporate bonds, notes & loans 2.75%
Financials 0.53%
	ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,577
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,7,9,13]	8,658	8,593
	AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[11]	EUR2,000	2,435
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,11]	USD450	476
	AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[11]	EUR1,000	1,128
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[11]	3,040	3,793
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[11]	1,060	1,269
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[11]	3,000	3,444
	American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[11]	USD4,000	4,074
	American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[11]	1,358	1,371
	AmWINS Group, Inc. 6.375% 2/15/2029[7]	935	947
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	5,492	5,563
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	1,964	1,974
	Athene Global Funding 4.86% 8/27/2026[7]	2,500	2,511
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[11]	1,214	1,181
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[11]	763	708
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	5,479	4,728
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[11]	1,200	1,032
	Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[11]	12,999	13,181
	Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032)[11]	5,000	4,460
	Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[11]	3,041	3,095
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[11]	1,779	1,807
	BlackRock Funding, Inc. 5.00% 3/14/2034	1,000	1,014
	BlackRock Funding, Inc. 5.25% 3/14/2054	1,801	1,706
	Blackstone, Inc. 5.00% 12/6/2034	12,000	11,767
	Block, Inc. 6.50% 5/15/2032[7]	6,835	6,982
	Boost Newco Borrower, LLC 7.50% 1/15/2031[7]	14,000	14,787

Capital Income Builder	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,11]	USD2,000	$2,016
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,11]	3,500	3,699
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[7,11]	3,750	3,795
	BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[7,11]	2,650	2,746
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,11]	2,325	2,419
	CaixaBank, SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028)[11]	EUR2,000	2,414
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[7,11]	USD1,350	1,393
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[7,11]	925	956
	Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[11]	3,000	3,003
	Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[11]	1,272	1,268
	Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030)[11]	1,000	1,021
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[11]	793	809
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[11]	1,741	1,784
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[11]	1,750	1,826
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[11]	4,069	4,162
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[11]	538	562
	Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	3,053
	Chubb INA Holdings, LLC 5.00% 3/15/2034	1,085	1,087
	Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,744
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[11]	8,537	7,503
	Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[11]	4,982	4,944
	Citigroup, Inc., Series CC, 7.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.693% on 5/15/2029)[11]	3,000	2,966
	Citigroup, Inc., Series T, 7.00% junior subordinated perpetual bonds (10-year UST Yield Curve Rate T Note Constant Maturity + 2.757% on 8/15/2034)[11]	2,000	1,989
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[11]	2,120	2,171
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[11]	495	504
	Coinbase Global, Inc. 3.375% 10/1/2028[7]	8,700	8,015
	Coinbase Global, Inc. 3.625% 10/1/2031[7]	3,600	3,127
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[7]	1,500	1,417
	Corebridge Global Funding 5.35% 6/24/2026[7]	2,500	2,530
	Corebridge Global Funding 5.20% 6/24/2029[7]	3,000	3,053
	Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,11]	3,000	3,017
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[11]	1,700	1,783
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[11]	2,818	2,995
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[11]	6,850	6,859
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[11]	4,650	4,542
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[11]	EUR3,200	3,934
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[11]	955	1,104
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[11]	8,692	10,433
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[11]	USD175	175
	First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030)[11]	703	702
	Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027)[11]	3,500	3,533
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[11]	2,000	2,123
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[11]	750	778
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[11]	6,439	6,425
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[11]	12,500	11,028
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[11]	7,129	7,353
	Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[11]	1,000	1,010
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[11]	61	42
	Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[11]	666	496
	Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055)[11]	12,000	11,697

21	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Goldman Sachs Group, Inc. 7.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.809% on 5/10/2029)[11]	USD3,000	$3,067
	Goldman Sachs Group, Inc., Series Y, 6.125% junior subordinated perpetual bonds non-cumulative depositary (10-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 11/10/2034)[11]	2,000	1,891
	HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[11]	6,000	5,983
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[11]	776	716
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[11]	4,128	3,614
	HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[11]	8,173	8,125
	Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030)[11]	10,000	10,078
	Jane Street Group, LLC 6.75% 5/1/2033[7]	475	478
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[11]	1,849	1,867
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[11]	4,850	4,961
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[11]	768	767
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[11]	2,128	2,134
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[11]	5,000	5,183
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[11]	1,000	1,015
	JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[11]	1,000	1,022
	JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030)[11]	1,000	1,018
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[11]	10,763	9,544
	JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[11]	2,012	2,048
	JPMorgan Chase & Co., 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035)[11]	4,040	4,134
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[11]	10,000	9,856
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,11]	800	827
	Lloyds Banking Group PLC 4.375% 3/22/2028	4,375	4,365
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[11]	29	30
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,000	1,987
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,907
	Mastercard, Inc. 4.55% 1/15/2035	1,009	986
	Metropolitan Life Global Funding I 5.05% 6/11/2027[7]	3,000	3,049
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[11]	2,000	2,043
	Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[11]	1,100	1,111
	Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028)[11]	750	760
	Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[11]	500	499
	Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[11]	2,133	2,175
	Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030)[11]	1,264	1,287
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[11]	1,340	1,355
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[11]	1,975	1,967
	Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[11]	11,044	11,208
	Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035)[11]	6,175	6,308
	Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[11]	2,000	2,017
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[11]	3,687	3,713
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[11]	10,403	9,945
	Nasdaq, Inc. 5.55% 2/15/2034	871	895
	Navient Corp. 6.75% 6/15/2026	2,000	2,020
	Navient Corp. 5.00% 3/15/2027	6,000	5,945
	Navient Corp. 4.875% 3/15/2028	8,410	8,097
	Navient Corp. 5.50% 3/15/2029	1,590	1,507
	Navient Corp. 9.375% 7/25/2030	892	950
	Navient Corp. 5.625% 8/1/2033	6,860	5,888
	Northwestern Mutual Global Funding 4.11% 9/12/2027[7]	3,000	2,997
	OneMain Finance Corp. 6.625% 5/15/2029	10,000	10,042
	OneMain Finance Corp. 4.00% 9/15/2030	8,000	7,103
	OneMain Finance Corp. 7.50% 5/15/2031	4,200	4,264
	OneMain Finance Corp. 7.125% 11/15/2031	4,095	4,116
	Oxford Finance, LLC 6.375% 2/1/2027[7]	2,415	2,409
	Piraeus Bank SA 8.25% 1/28/2027 (1-year EUR Mid-Swap + 5.715% on 1/28/2026)[11]	EUR1,000	1,178
	Piraeus Bank SA 3.875% 11/3/2027 (1-year EUR Mid-Swap + 3.948% on 11/3/2026)[11]	2,000	2,300
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[11]	2,000	2,461
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[11]	1,090	1,367
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[11]	970	1,152

Capital Income Builder	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[11]	USD3,000	$3,136
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[11]	7,800	8,577
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[11]	46	47
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[11]	2,975	2,974
	PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[11]	5,020	5,083
	Royal Bank of Canada 4.522% 10/18/2028 (USD-SOFR + 0.86% on 10/18/2027)[11]	3,000	3,007
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[11]	1,066	1,064
	Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[11]	1,000	1,018
	Ryan Specialty, LLC 5.875% 8/1/2032[7]	1,940	1,918
	Skandinaviska Enskilda Banken AB 0.75% 11/3/2031 (5-year EUR Mid-Swap + 0.88% on 11/3/2026)[11]	EUR4,700	5,148
	Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027)[7,11]	USD1,000	964
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[7,11]	397	403
	Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030)[11]	1,250	1,247
	Synchrony Financial 7.25% 2/2/2033	2,500	2,551
	Toronto-Dominion Bank (The) 4.861% 1/31/2028	3,000	3,042
	Toronto-Dominion Bank (The) 5.298% 1/30/2032	4,000	4,079
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[11]	1,655	1,665
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[11]	1,000	979
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[11]	840	861
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[11]	1,008	1,026
	U.S. Bancorp 3.15% 4/27/2027	4,000	3,926
	U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030)[11]	1,000	1,013
	U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[11]	2,000	2,073
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[11]	6,150	5,975
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[11]	375	387
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[11]	1,600	1,631
	U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[11]	4,000	4,014
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,11]	1,000	997
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,11]	3,500	3,670
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[7,11]	750	768
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[7,11]	500	516
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[7,11]	4,000	4,236
	Wells Fargo & Co. 4.90% 1/24/2028 (USD-SOFR + 0.78% on 1/24/2027)[11]	3,000	3,021
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[11]	1,000	1,023
	Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030)[11]	1,000	1,016
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[11]	10,000	8,982
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[11]	9,627	9,506
			572,882

Energy 0.37%
	3R Lux SARL 9.75% 2/5/2031[7]	785	771
	AI Candelaria (Spain) SA 7.50% 12/15/2028[7]	305	301
	AI Candelaria (Spain) SA 5.75% 6/15/2033[7]	1,495	1,227
	Antero Resources Corp. 7.625% 2/1/2029[7]	1,000	1,023
	APA Corp. 4.25% 1/15/2030[7]	16,930	15,843
	APA Corp. 5.25% 2/1/2042[7]	182	145
	APA Corp. 5.35% 7/1/2049[7]	1,615	1,245
	Baytex Energy Corp. 8.50% 4/30/2030[7]	275	256
	Baytex Energy Corp. 7.375% 3/15/2032[7]	2,080	1,796
	Borr IHC, Ltd. 10.00% 11/15/2028[7]	2,447	2,106
	Borr IHC, Ltd. 10.375% 11/15/2030[7]	3,092	2,677
	Cenovus Energy, Inc. 5.25% 6/15/2037	395	373
	Cenovus Energy, Inc. 5.40% 6/15/2047	2,910	2,488
	Cheniere Energy Partners, LP 4.50% 10/1/2029	1,000	977
	Civitas Resources, Inc. 5.00% 10/15/2026[7]	3,070	2,984

23	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Civitas Resources, Inc. 8.375% 7/1/2028[7]	USD1,675	$1,648
	Civitas Resources, Inc. 8.625% 11/1/2030[7]	490	473
	Civitas Resources, Inc. 8.75% 7/1/2031[7]	1,210	1,152
	CNX Resources Corp. 6.00% 1/15/2029[7]	2,000	1,942
	CNX Resources Corp. 7.25% 3/1/2032[7]	585	585
	ConocoPhillips Co. 5.55% 3/15/2054	1,500	1,404
	Crescent Energy Finance, LLC 9.25% 2/15/2028[7]	3,538	3,580
	Crescent Energy Finance, LLC 7.625% 4/1/2032[7]	2,280	2,074
	Crescent Energy Finance, LLC 7.375% 1/15/2033[7]	1,395	1,236
	Devon Energy Corp. 5.75% 9/15/2054	3,559	3,036
	Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	2,029
	Diamondback Energy, Inc. 5.15% 1/30/2030	1,045	1,061
	Diamondback Energy, Inc. 5.40% 4/18/2034	2,992	2,926
	Diamondback Energy, Inc. 5.55% 4/1/2035	848	834
	Diamondback Energy, Inc. 5.75% 4/18/2054	1,698	1,519
	Diamondback Energy, Inc. 5.90% 4/18/2064	1,123	997
	DT Midstream, Inc. 4.375% 6/15/2031[7]	4,000	3,688
	Ecopetrol SA 7.75% 2/1/2032	1,500	1,431
	Ecopetrol SA 8.875% 1/13/2033	1,440	1,442
	Ecopetrol SA 8.375% 1/19/2036	1,220	1,143
	Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,110
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[7]	5,170	4,690
	Eni SpA 5.50% 5/15/2034[7]	1,455	1,443
	Eni SpA 5.95% 5/15/2054[7]	2,227	2,099
	Enterprise Products Operating, LLC 4.95% 2/15/2035	435	427
	EOG Resources, Inc. 5.65% 12/1/2054	6,559	6,229
	EQT Corp. 7.50% 6/1/2027[7]	2,000	2,031
	EQT Corp. 4.50% 1/15/2029[7]	2,116	2,054
	EQT Corp. 6.375% 4/1/2029[7]	1,005	1,029
	EQT Corp. 7.00% 2/1/2030	15,000	16,006
	Equinor ASA 3.625% 9/10/2028	13,165	13,010
	Equinor ASA 3.25% 11/18/2049	7,583	5,095
	Expand Energy Corp. 5.375% 2/1/2029	3,705	3,692
	Exxon Mobil Corp. 2.61% 10/15/2030	20,000	18,373
	Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,401
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[7]	445	439
	Harbour Energy PLC 5.50% 10/15/2026[7]	4,000	4,013
	Hess Midstream Operations, LP 5.875% 3/1/2028[7]	785	787
	Hess Midstream Operations, LP 5.50% 10/15/2030[7]	4,000	3,910
	Hilcorp Energy I, LP 5.75% 2/1/2029[7]	665	623
	Hilcorp Energy I, LP 6.00% 4/15/2030[7]	3,260	2,981
	Hilcorp Energy I, LP 6.00% 2/1/2031[7]	450	406
	Hilcorp Energy I, LP 6.25% 4/15/2032[7]	5,125	4,465
	Hilcorp Energy I, LP 8.375% 11/1/2033[7]	1,045	995
	Hilcorp Energy I, LP 6.875% 5/15/2034[7]	3,000	2,553
	Kinder Morgan, Inc. 5.00% 2/1/2029	1,000	1,011
	Kinetik Holdings, LP 6.625% 12/15/2028[7]	2,655	2,677
	Kinetik Holdings, LP 5.875% 6/15/2030[7]	2,000	1,956
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[7]	375	336
	Leviathan Bond, Ltd. 6.75% 6/30/2030[7]	1,510	1,466
	Matador Resources Co. 6.875% 4/15/2028[7]	950	946
	Matador Resources Co. 6.50% 4/15/2032[7]	2,090	2,016
	Matador Resources Co. 6.25% 4/15/2033[7]	2,125	2,011
	MEG Energy Corp. 5.875% 2/1/2029[7]	4,000	3,864
	Modec Finance BV 7.84% 7/15/2026[2,14]	2,000	2,026
	Murphy Oil Corp. 6.375% 7/15/2028	2,000	1,990
	Murphy Oil Corp. 6.00% 10/1/2032	810	738
	Murphy Oil USA, Inc. 4.75% 9/15/2029	2,000	1,930
	Nabors Industries, Inc. 8.875% 8/15/2031[7]	1,530	1,040
	NFE Financing, LLC 12.00% 11/15/2029[7]	29,002	20,001
	Noble Finance II, LLC 8.00% 4/15/2030[7]	4,200	4,005
	Occidental Petroleum Corp. 6.125% 1/1/2031	5,000	5,053
	Occidental Petroleum Corp. 5.55% 10/1/2034	950	888
	Occidental Petroleum Corp. 4.625% 6/15/2045	1,000	720
	Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,422
	Occidental Petroleum Corp. 4.40% 8/15/2049	6,000	4,002
	Occidental Petroleum Corp. 6.05% 10/1/2054	1,520	1,313

Capital Income Builder	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	ONEOK, Inc. 5.65% 11/1/2028	USD500	$516
	ONEOK, Inc. 6.05% 9/1/2033	330	339
	ONEOK, Inc. 6.625% 9/1/2053	605	603
	Permian Resources Operating, LLC 5.875% 7/1/2029[7]	5,000	4,888
	Permian Resources Operating, LLC 9.875% 7/15/2031[7]	544	590
	Permian Resources Operating, LLC 7.00% 1/15/2032[7]	6,665	6,716
	Permian Resources Operating, LLC 6.25% 2/1/2033[7]	5,000	4,894
	Petroleos Mexicanos 6.875% 10/16/2025	17,500	17,449
	Petroleos Mexicanos 4.50% 1/23/2026	3,532	3,451
	Petroleos Mexicanos 6.875% 8/4/2026	6,000	5,928
	Petroleos Mexicanos 6.50% 3/13/2027	35,821	35,022
	Petroleos Mexicanos 8.75% 6/2/2029	14,784	14,548
	Petroleos Mexicanos 6.84% 1/23/2030	1,853	1,652
	Petroleos Mexicanos 6.70% 2/16/2032	2,837	2,433
	Petroleos Mexicanos 10.00% 2/7/2033	2,750	2,756
	Raizen Fuels Finance SA 6.70% 2/25/2037[7]	1,695	1,660
	Range Resources Corp. 4.75% 2/15/2030[7]	445	421
	Saudi Arabian Oil Co. 5.25% 7/17/2034[7]	1,500	1,513
	Saudi Arabian Oil Co. 5.75% 7/17/2054[7]	8,685	8,133
	Saudi Arabian Oil Co. 5.875% 7/17/2064[7]	4,000	3,691
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[7]	517	520
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[7]	513	509
	Sunoco, LP 6.00% 4/15/2027	1,000	998
	Sunoco, LP 7.00% 9/15/2028[7]	2,000	2,050
	Sunoco, LP 7.00% 5/1/2029[7]	935	962
	Sunoco, LP 4.50% 5/15/2029	1,700	1,613
	Sunoco, LP 7.25% 5/1/2032[7]	1,080	1,121
	Sunoco, LP 6.25% 7/1/2033[7]	2,320	2,319
	Talos Production, Inc. 9.00% 2/1/2029[7]	235	225
	Talos Production, Inc. 9.375% 2/1/2031[7]	145	136
	TotalEnergies Capital SA 5.15% 4/5/2034	500	505
	TotalEnergies Capital SA 4.724% 9/10/2034	1,364	1,337
	TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 6.795% 5/16/2067[9]	1,000	875
	USA Compression Partners, LP 7.125% 3/15/2029[7]	1,020	1,031
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	3,000	2,751
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]	3,161	3,165
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	3,485	3,134
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[7]	5,000	4,223
	Venture Global LNG, Inc. 8.375% 6/1/2031[7]	1,250	1,207
	Venture Global Plaquemines Lng, LLC 7.50% 5/1/2033[7]	940	965
	Venture Global Plaquemines Lng, LLC 7.75% 5/1/2035[7]	2,955	3,037
	Weatherford International, Ltd. 8.625% 4/30/2030[7]	12,000	11,904
	Western Midstream Operating, LP 3.95% 6/1/2025	1,520	1,518
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[7]	665	610
			398,602

Communication services 0.32%
	Alphabet Inc. 5.25% 5/15/2055	582	575
	Alphabet Inc. 5.30% 5/15/2065	1,167	1,154
	America Movil, SAB de CV, 8.46% 12/18/2036	MXN147,200	6,689
	AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,277
	AT&T, Inc. 3.50% 9/15/2053	1,227	822
	CCO Holdings, LLC 4.75% 3/1/2030[7]	1,475	1,394
	CCO Holdings, LLC 4.50% 8/15/2030[7]	3,950	3,672
	CCO Holdings, LLC 4.50% 6/1/2033[7]	18,325	15,958
	CCO Holdings, LLC 4.25% 1/15/2034[7]	21,575	18,189
	Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,810
	Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,467
	Charter Communications Operating, LLC 3.90% 6/1/2052	5,000	3,170
	Charter Communications Operating, LLC 5.25% 4/1/2053	2,000	1,582
	Comcast Corp. 2.65% 2/1/2030	18,000	16,669
	Comcast Corp. 5.30% 6/1/2034	186	189
	Comcast Corp. 5.65% 6/1/2054	3,720	3,594
	Connect Finco SARL 9.00% 9/15/2029[7]	7,000	6,557
	DIRECTV Financing, LLC 5.875% 8/15/2027[7]	10,875	10,520
	Discovery Communications, LLC 4.90% 3/11/2026	3,000	2,998

25	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Discovery Communications, LLC 3.95% 3/20/2028	USD2,000	$1,913
	DISH Network Corp. 11.75% 11/15/2027[7]	42,025	44,205
	Embarq, LLC 7.995% 6/1/2036	725	327
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[7]	1,425	1,432
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	4,854	4,862
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[7]	20,000	20,087
	Gray Media, Inc. 7.00% 5/15/2027[7]	18,000	17,529
	Gray Media, Inc. 10.50% 7/15/2029[7]	6,370	6,545
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029[9,13]	1,618	1,569
	Meta Platforms, Inc. 4.75% 8/15/2034	2,077	2,070
	Meta Platforms, Inc. 4.45% 8/15/2052	4,500	3,747
	Meta Platforms, Inc. 5.40% 8/15/2054	3,090	2,976
	Meta Platforms, Inc. 5.55% 8/15/2064	3,000	2,889
	Paramount Global 6.875% 4/30/2036	2,000	2,010
	Paramount Global 4.375% 3/15/2043	3,000	2,163
	Paramount Global 4.95% 5/19/2050	6,000	4,429
	SBA Tower Trust 1.631% 11/15/2026[7]	22,469	21,399
	Sirius XM Radio, LLC 3.125% 9/1/2026[7]	1,825	1,778
	Sirius XM Radio, LLC 5.00% 8/1/2027[7]	3,175	3,140
	Sirius XM Radio, LLC 4.00% 7/15/2028[7]	10,775	10,146
	Sirius XM Radio, LLC 5.50% 7/1/2029[7]	325	317
	Sirius XM Radio, LLC 4.125% 7/1/2030[7]	685	614
	Sirius XM Radio, LLC 3.875% 9/1/2031[7]	2,850	2,448
	Snap, Inc. 6.875% 3/1/2033[7]	2,500	2,499
	TEGNA, Inc. 5.00% 9/15/2029	1,975	1,842
	T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,894
	T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,663
	T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,518
	T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,299
	T-Mobile USA, Inc. 5.30% 5/15/2035	500	502
	T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,007
	T-Mobile USA, Inc. 3.30% 2/15/2051	5,000	3,288
	T-Mobile USA, Inc. 3.40% 10/15/2052	7,200	4,782
	Univision Communications, Inc. 7.375% 6/30/2030[7]	2,515	2,293
	Verizon Communications, Inc. 2.55% 3/21/2031	10,265	9,143
	Verizon Communications, Inc. 2.355% 3/15/2032	11,186	9,551
	Verizon Communications, Inc. 2.875% 11/20/2050	1,163	714
	Verizon Communications, Inc. 5.50% 2/23/2054	471	452
	Verizon Communications, Inc. 2.987% 10/30/2056	2,326	1,384
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	4,000	3,894
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	4,000	3,738
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,304	892
	WMG Acquisition Corp. 3.75% 12/1/2029[7]	2,000	1,851
			354,087

Health care 0.29%
	AbbVie, Inc. 4.95% 3/15/2031	1,155	1,182
	AbbVie, Inc. 5.05% 3/15/2034	12,675	12,786
	AbbVie, Inc. 5.35% 3/15/2044	2,450	2,372
	AbbVie, Inc. 5.40% 3/15/2054	5,350	5,131
	AbbVie, Inc. 5.50% 3/15/2064	250	241
	Amgen, Inc. 5.25% 3/2/2030	2,950	3,035
	Amgen, Inc. 4.20% 3/1/2033	8,000	7,580
	Amgen, Inc. 5.25% 3/2/2033	9,306	9,407
	Amgen, Inc. 5.60% 3/2/2043	8,000	7,789
	Amgen, Inc. 4.40% 5/1/2045	2,000	1,673
	Amgen, Inc. 4.875% 3/1/2053	4,893	4,185
	Amgen, Inc. 5.65% 3/2/2053	6,000	5,763
	Amgen, Inc. 5.75% 3/2/2063	5,429	5,168
	AstraZeneca Finance, LLC 4.875% 3/3/2028	3,000	3,068
	AstraZeneca Finance, LLC 4.90% 2/26/2031	275	283
	AstraZeneca Finance, LLC 5.00% 2/26/2034	3,325	3,359
	Bausch Health Cos., Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.675% 2/1/2027[9,13]	1,972	1,863
	Baxter International, Inc. 2.539% 2/1/2032	974	833
	Baxter International, Inc. 3.132% 12/1/2051	2,500	1,539

Capital Income Builder	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bayer US Finance, LLC 6.50% 11/21/2033[7]	USD880	$920
	Bayer US Finance, LLC 6.875% 11/21/2053[7]	1,241	1,260
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,000	1,033
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	3,730	3,784
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	319
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	9,075	8,750
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,275	3,149
	Centene Corp. 3.00% 10/15/2030	2,590	2,277
	Centene Corp. 2.625% 8/1/2031	3,950	3,339
	CVS Health Corp. 5.40% 6/1/2029	2,000	2,052
	CVS Health Corp. 5.25% 1/30/2031	2,000	2,030
	CVS Health Corp. 5.55% 6/1/2031	3,348	3,442
	CVS Health Corp. 5.25% 2/21/2033	2,000	1,984
	CVS Health Corp. 5.70% 6/1/2034	3,416	3,470
	CVS Health Corp. 6.00% 6/1/2044	12,000	11,632
	CVS Health Corp. 5.625% 2/21/2053	5,350	4,857
	CVS Health Corp. 5.875% 6/1/2053	533	500
	CVS Health Corp. 6.05% 6/1/2054	8,000	7,712
	CVS Health Corp. 6.00% 6/1/2063	410	382
	CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034)[11]	5,000	4,979
	CVS Health Corp., junior subordinated, 7.00% 3/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.886% on 3/10/2030)[11]	5,000	5,070
	DaVita, Inc. 4.625% 6/1/2030[7]	4,000	3,723
	DaVita, Inc. 3.75% 2/15/2031[7]	1,000	880
	Gilead Sciences, Inc. 5.10% 6/15/2035	2,512	2,522
	Gilead Sciences, Inc. 2.80% 10/1/2050	935	580
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,003	979
	HCA, Inc. 4.125% 6/15/2029	8,450	8,223
	HCA, Inc. 5.75% 3/1/2035	4,000	4,037
	Humana, Inc. 5.375% 4/15/2031	850	861
	Humana, Inc. 5.95% 3/15/2034	3,250	3,336
	Humana, Inc. 5.75% 4/15/2054	4,400	4,040
	Insulet Corp. 6.50% 4/1/2033[7]	7,998	8,166
	Laboratory Corp. of America Holdings 4.55% 4/1/2032	3,000	2,930
	Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,309	1,261
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	6,900	5,877
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.572% 10/23/2028[9,13]	5,000	4,973
	Molina Healthcare, Inc. 4.375% 6/15/2028[7]	6,000	5,773
	Molina Healthcare, Inc. 3.875% 5/15/2032[7]	7,000	6,173
	Molina Healthcare, Inc. 6.25% 1/15/2033[7]	6,000	5,959
	Owens & Minor, Inc. 6.625% 4/1/2030[7]	2,000	1,704
	Owens & Minor, Inc. 10.00% 4/15/2030[7]	13,590	14,043
	Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 8.172% 3/29/2029[9,13]	4,969	4,690
	Owens & Minor, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.055% 4/2/2030[9,13]	8,000	7,880
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,500	1,519
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	3,000	2,963
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,000	6,581
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,501	4,171
	Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	4,000	3,634
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	582	574
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[7]	810	832
	Stryker Corp. 4.85% 2/10/2030	2,000	2,028
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,500	1,473
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	15,305	15,688
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,815	7,603
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,863	3,072
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,814
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	16,718	11,827
	UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,398
	Viatris, Inc. 4.00% 6/22/2050	1,313	827
			317,812

27	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.26%
	Aegea Finance SARL 9.00% 1/20/2031[7]	USD1,295	$1,352
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]	1,038	909
	Alfa Desarrollo SpA 4.55% 9/27/2051[7]	1,163	856
	Alliant Energy Finance, LLC 3.60% 3/1/2032[7]	750	683
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,635
	Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,389
	Consumers Energy Co. 4.50% 1/15/2031	3,500	3,517
	Consumers Energy Co. 4.625% 5/15/2033	1,100	1,076
	Consumers Energy Co. 5.05% 5/15/2035	1,625	1,630
	DTE Energy Co. 4.95% 7/1/2027	1,075	1,086
	Edison International 4.70% 8/15/2025	2,000	1,996
	Edison International 4.125% 3/15/2028	2,832	2,736
	Edison International 5.25% 11/15/2028	3,829	3,806
	Edison International 5.45% 6/15/2029	741	736
	Edison International 6.95% 11/15/2029	1,710	1,783
	Edison International 6.25% 3/15/2030	2,425	2,459
	Edison International 5.25% 3/15/2032	2,530	2,417
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[11]	3,000	2,661
	Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029)[11]	1,340	1,258
	Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,11]	2,750	3,083
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11,15]	15,349	15,408
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,552
	Enfragen Energia Sur SA 5.375% 12/30/2030	800	688
	Eversource Energy 5.50% 1/1/2034	2,800	2,802
	Exelon Corp. 4.45% 4/15/2046	8,115	6,564
	FirstEnergy Corp. 1.60% 1/15/2026	2,600	2,537
	FirstEnergy Corp. 2.65% 3/1/2030	1,393	1,264
	FirstEnergy Corp. 2.25% 9/1/2030	2,700	2,369
	FirstEnergy Corp. 3.40% 3/1/2050	2,000	1,319
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,785	25,494
	Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,144
	Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,305
	Georgia Power Co. 4.95% 5/17/2033	2,075	2,071
	Jersey Central Power & Light Co. 5.10% 1/15/2035[7]	575	567
	Light Energia SA 4.375% 6/18/2026	471	437
	Light Servicos de Eletricidade SA 4.21% 12/19/2032	209	105
	Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037[16]	87	20
	Long Ridge Energy, LLC, 8.75% 2/15/2032[7]	1,240	1,183
	Northern States Power Co. 5.05% 5/15/2035	325	326
	Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,348
	Pacific Gas and Electric Co. 2.95% 3/1/2026	11,625	11,437
	Pacific Gas and Electric Co. 3.30% 3/15/2027	1,250	1,221
	Pacific Gas and Electric Co. 5.45% 6/15/2027	2,929	2,968
	Pacific Gas and Electric Co. 3.00% 6/15/2028	676	640
	Pacific Gas and Electric Co. 4.65% 8/1/2028	1,500	1,492
	Pacific Gas and Electric Co. 4.55% 7/1/2030	2,173	2,109
	Pacific Gas and Electric Co. 2.50% 2/1/2031	19,190	16,574
	Pacific Gas and Electric Co. 6.40% 6/15/2033	2,100	2,172
	Pacific Gas and Electric Co. 5.80% 5/15/2034	3,925	3,921
	Pacific Gas and Electric Co. 5.70% 3/1/2035	983	970
	Pacific Gas and Electric Co. 4.95% 7/1/2050	21,753	17,548
	Pacific Gas and Electric Co. 3.50% 8/1/2050	16,325	10,458
	Pacific Gas and Electric Co. 5.90% 10/1/2054	4,900	4,491
	PacifiCorp 5.45% 2/15/2034	3,400	3,428
	PacifiCorp 3.30% 3/15/2051	800	514
	PacifiCorp 2.90% 6/15/2052	5,060	2,971
	PacifiCorp 5.35% 12/1/2053	575	514
	PacifiCorp 5.50% 5/15/2054	6,030	5,466
	PacifiCorp 5.80% 1/15/2055	9,734	9,295
	PG&E Corp. 5.00% 7/1/2028	6,595	6,439
	PG&E Corp. 5.25% 7/1/2030	10,890	10,501
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[11]	10,750	10,463
	Public Service Company of Colorado 5.35% 5/15/2034	1,877	1,889

Capital Income Builder	28

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Public Service Company of Colorado 5.75% 5/15/2054	USD1,700	$1,655
	Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,840
	Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,215
	Public Service Enterprise Group, Inc. 4.90% 3/15/2030	1,200	1,212
	Saavi Energia SARL 8.875% 2/10/2035[7]	863	868
	Southern California Edison Co. 6.20% 9/15/2055	1,579	1,538
	Southern California Edison Co. 2.85% 8/1/2029	550	507
	Southern California Edison Co. 2.25% 6/1/2030	374	328
	Southern California Edison Co. 5.20% 6/1/2034	4,375	4,207
	Southern California Edison Co. 5.45% 3/1/2035	3,446	3,347
	Southern California Edison Co. 3.60% 2/1/2045	2,102	1,439
	Southern California Edison Co. 4.00% 4/1/2047	16,115	11,567
	Southern California Edison Co. 3.65% 2/1/2050	350	232
	Southern California Edison Co. 2.95% 2/1/2051	2,870	1,655
	Southern California Edison Co. 5.90% 3/1/2055	11,825	10,884
	Union Electric Co. 5.125% 3/15/2055	350	317
	Wisconsin Electric Power Co. 4.60% 10/1/2034	800	781
	Wisconsin Electric Power Co. 5.05% 10/1/2054	750	668
	Xcel Energy, Inc. 2.60% 12/1/2029	1,525	1,396
	Xcel Energy, Inc. 5.45% 8/15/2033	3,100	3,114
	Xcel Energy, Inc. 3.50% 12/1/2049	350	235
			287,057

Consumer discretionary 0.26%
	Advance Auto Parts, Inc. 5.90% 3/9/2026	500	497
	Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,604
	Advance Auto Parts, Inc. 3.90% 4/15/2030	6,146	5,536
	Advance Auto Parts, Inc. 3.50% 3/15/2032	4,397	3,678
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[7]	1,200	1,245
	AutoNation, Inc. 5.89% 3/15/2035	1,324	1,310
	Bath & Body Works, Inc. 7.50% 6/15/2029	1,000	1,023
	Caesars Entertainment, Inc. 6.50% 2/15/2032[7]	3,000	3,018
	Carnival Corp. 4.00% 8/1/2028[7]	3,000	2,863
	Carnival Corp. 6.00% 5/1/2029[7]	10,990	10,937
	Carnival Corp. 7.00% 8/15/2029[7]	10,115	10,560
	Carnival Corp. 5.75% 3/15/2030[7]	1,250	1,242
	Carnival Corp. 6.125% 2/15/2033[7]	8,965	8,895
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[7]	2,266	2,237
	Ford Motor Co. 4.346% 12/8/2026	5,000	4,905
	Ford Motor Co. 4.75% 1/15/2043	11,575	8,661
	Ford Motor Co. 5.291% 12/8/2046	12,290	9,572
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	17,381	17,368
	Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,755	1,747
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	8,510	8,412
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	200	202
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,200	2,224
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,644
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	3,983
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	4,230	4,141
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	916
	Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,171	1,164
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	203
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,817
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,007
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,100	1,055
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,450	6,646
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,686	1,635
	Ford Motor Credit Co., LLC 6.532% 3/19/2032	8,000	7,910
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	278	280
	Ford Motor Credit Co., LLC 6.50% 2/7/2035	14,405	13,948
	General Motors Financial Co., Inc. 5.80% 1/7/2029	750	766
	General Motors Financial Co., Inc. 4.90% 10/6/2029	603	593
	General Motors Financial Co., Inc. 5.35% 1/7/2030	3,166	3,176
	General Motors Financial Co., Inc. 5.625% 4/4/2032	800	794
	General Motors Financial Co., Inc. 5.45% 9/6/2034	3,253	3,123
	General Motors Financial Co., Inc. 5.90% 1/7/2035	11,861	11,777
	Genting New York, LLC 7.25% 10/1/2029[7]	430	430

29	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Grand Canyon University 4.375% 10/1/2026	USD2,250	$2,194
	Great Canadian Gaming Corp. 8.75% 11/15/2029[7]	385	382
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.072% 3/7/2032[9,13]	2,852	2,823
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[7]	2,670	2,661
	Home Depot, Inc. 2.95% 6/15/2029	4,775	4,549
	Home Depot, Inc. 5.40% 6/25/2064	1,480	1,407
	Hyundai Capital America 5.45% 6/24/2026[7]	830	837
	Hyundai Capital America 5.275% 6/24/2027[7]	3,073	3,100
	Hyundai Capital America 4.30% 9/24/2027[7]	3,000	2,963
	Hyundai Capital America 6.10% 9/21/2028[7]	750	776
	Hyundai Capital America 5.30% 1/8/2030[7]	500	505
	Hyundai Capital America 5.15% 3/27/2030[7]	1,000	1,000
	Lithia Motors, Inc. 3.875% 6/1/2029[7]	2,000	1,859
	Marriott International, Inc. 5.35% 3/15/2035	1,500	1,476
	McDonald’s Corp. 3.70% 1/30/2026	7,015	6,981
	McDonald’s Corp. 4.45% 3/1/2047	2,100	1,751
	McDonald’s Corp. 5.15% 9/9/2052	1,000	912
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025[7]	14,000	13,975
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025	1,000	998
	Melco Resorts Finance, Ltd. 5.25% 4/26/2026[7]	6,000	5,890
	Newell Brands, Inc. 6.375% 5/15/2030	1,200	1,095
	Newell Brands, Inc. 6.625% 5/15/2032	1,780	1,600
	Newell Brands, Inc. 6.875% 4/1/2036	1,490	1,301
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[7]	4,000	3,699
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[7]	2,825	2,788
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[7]	7,555	7,503
	Sands China, Ltd. 5.125% 8/8/2025	8,000	7,993
	Sands China, Ltd. 5.40% 8/8/2028	500	492
	Sands China, Ltd. 2.85% 3/8/2029	10,000	8,970
	Sonic Automotive, Inc. 4.625% 11/15/2029[7]	1,215	1,141
	Stellantis Finance US, Inc. 6.45% 3/18/2035[7]	2,470	2,427
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[7]	2,000	1,923
	Wynn Macau, Ltd. 5.50% 1/15/2026[7]	3,000	2,986
	ZF North America Capital, Inc. 6.75% 4/23/2030[7]	915	836
			286,537

Industrials 0.21%
	Ambipar Lux SARL 9.875% 2/6/2031[7]	385	371
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.572% 9/29/2031[9,13]	5,272	5,216
	Amentum Holdings, Inc. 7.25% 8/1/2032[7]	800	815
	Avis Budget Car Rental, LLC, Term Loan B, (3-month USD CME Term SOFR + 1.75%) 6.186% 8/6/2027[9,13]	8,953	8,771
	BAE Systems PLC 5.00% 3/26/2027[7]	3,000	3,040
	BAE Systems PLC 5.125% 3/26/2029[7]	678	692
	BAE Systems PLC 5.25% 3/26/2031[7]	346	355
	BAE Systems PLC 5.30% 3/26/2034[7]	925	937
	BAE Systems PLC 5.50% 3/26/2054[7]	575	559
	Boeing Co. (The) 3.25% 2/1/2028	500	482
	Boeing Co. (The) 6.298% 5/1/2029	1,228	1,292
	Boeing Co. (The) 5.15% 5/1/2030	4,221	4,263
	Boeing Co. (The) 3.625% 2/1/2031	2,488	2,326
	Boeing Co. (The) 6.388% 5/1/2031	1,894	2,023
	Boeing Co. (The) 3.60% 5/1/2034	5,000	4,316
	Boeing Co. (The) 6.528% 5/1/2034	45,591	49,005
	Boeing Co. (The) 5.705% 5/1/2040	13,000	12,629
	Boeing Co. (The) 5.805% 5/1/2050	8,254	7,743
	Boeing Co. (The) 6.858% 5/1/2054	1,751	1,872
	Boeing Co. (The) 5.93% 5/1/2060	4,629	4,275
	Boeing Co. (The) 7.008% 5/1/2064	1,759	1,882
	Canadian Pacific Railway Co. 4.80% 3/30/2030	1,041	1,053
	Canadian Pacific Railway Co. 5.20% 3/30/2035	1,841	1,849
	Canadian Pacific Railway, Co. 3.00% 12/2/2041	2,953	2,121
	Canadian Pacific Railway Co. 3.10% 12/2/2051	9,202	5,950
	Carrier Global Corp. 2.722% 2/15/2030	12,267	11,333
	CSX Corp. 2.40% 2/15/2030	6,636	6,070

Capital Income Builder	30

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	FTAI Aviation Investors, LLC 5.875% 4/15/2033[7]	USD3,000	$2,874
	General Dynamics Corp. 4.95% 8/15/2035	547	549
	Herc Holdings, Inc. 6.625% 6/15/2029[7]	1,755	1,736
	Icahn Enterprises, LP 6.25% 5/15/2026	3,600	3,590
	Icahn Enterprises, LP 5.25% 5/15/2027	10,000	9,496
	Icahn Enterprises, LP 9.75% 1/15/2029	2,000	1,976
	Icahn Enterprises, LP 10.00% 11/15/2029[7]	405	397
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]	1,140	1,117
	LATAM Airlines Group SA 7.875% 4/15/2030[7]	156	153
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	900	904
	Moog, Inc. 4.25% 12/9/2027[7]	4,625	4,466
	Movida Europe SA 7.85% 4/11/2029[7]	2,500	2,204
	Norfolk Southern Corp. 5.10% 5/1/2035	212	213
	Norfolk Southern Corp. 5.35% 8/1/2054	5,721	5,393
	Paychex, Inc. 5.60% 4/15/2035	986	1,005
	Prime Security Services Borrower, LLC 5.75% 4/15/2026[7]	630	630
	Queen MergerCo, Inc. 6.75% 4/30/2032[7]	6,420	6,453
	Regal Rexnord Corp. 6.30% 2/15/2030	2,500	2,584
	Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,549
	RTX Corp. 3.125% 5/4/2027	12,375	12,100
	SkyMiles IP, Ltd. 4.75% 10/20/2028[7]	1,840	1,829
	SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.022% 10/20/2027[9,13]	613	619
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]	15,000	15,981
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.78% 1/15/2027[9,13]	12,801	12,824
			232,882

Materials 0.14%
	Ardagh Metal Packaging Finance PLC 6.00% 6/15/2027[7]	530	529
	Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028[7]	1,470	1,345
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	660
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,316
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	793	763
	Braskem Idesa SAPI 7.45% 11/15/2029[7]	2,002	1,548
	Braskem Netherlands Finance BV 4.50% 1/10/2028	600	540
	Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	740	711
	Braskem Netherlands Finance BV 8.50% 1/12/2031	400	384
	Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	2,408
	Braskem Netherlands Finance BV 7.25% 2/13/2033[7]	1,270	1,112
	Braskem Netherlands Finance BV 8.00% 10/15/2034[7]	575	513
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[7]	1,350	1,237
	Celanese US Holdings, LLC 6.60% 11/15/2028	2,314	2,341
	Celanese US Holdings, LLC 6.50% 4/15/2030	2,000	1,956
	Celanese US Holdings, LLC 6.80% 11/15/2030	3,000	3,002
	Celanese US Holdings, LLC 6.629% 7/15/2032	5,624	5,533
	Celanese US Holdings, LLC 6.75% 4/15/2033	5,000	4,697
	Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[11]	3,649	3,659
	Celulosa Arauco y Constitucion SA 6.18% 5/5/2032[7]	880	880
	Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030[7]	1,235	1,244
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	6,000	5,925
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[7]	2,000	1,939
	Cleveland-Cliffs, Inc. 7.50% 9/15/2031[7]	4,350	4,213
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[7]	2,500	2,352
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[7]	2,500	2,352
	Consolidated Energy Finance SA 6.50% 5/15/2026[7]	1,000	965
	Consolidated Energy Finance SA 12.00% 2/15/2031[7]	3,100	2,798
	Dow Chemical Co. (The) 5.15% 2/15/2034	412	405
	Dow Chemical Co. (The) 5.35% 3/15/2035	166	161
	Dow Chemical Co. (The) 5.55% 11/30/2048	526	471
	Dow Chemical Co. (The) 6.90% 5/15/2053	231	241
	Dow Chemical Co. (The) 5.60% 2/15/2054	1,867	1,648
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	27,193	26,887
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[7]	5,000	5,251
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[7]	5,000	5,074
	First Quantum Minerals, Ltd. 8.00% 3/1/2033[7]	700	693
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[7]	2,600	2,264

31	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Magnera Corp. 7.25% 11/15/2031[7]	USD2,000	$1,893
	Methanex Corp. 5.125% 10/15/2027	3,000	2,947
	Minera Mexico, SA de CV 5.625% 2/12/2032[7]	1,760	1,766
	Mineral Resources, Ltd. 8.125% 5/1/2027[7]	1,000	973
	Mineral Resources, Ltd. 8.00% 11/1/2027[7]	4,075	3,876
	Mineral Resources, Ltd. 9.25% 10/1/2028[7]	1,370	1,297
	NOVA Chemicals Corp. 4.25% 5/15/2029[7]	8,500	8,042
	OCI NV 6.70% 3/16/2033[7]	5,195	5,674
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[7]	1,525	1,490
	Quikrete Holdings, Inc. 6.375% 3/1/2032[7]	4,000	4,026
	Quikrete Holdings, Inc. 6.75% 3/1/2033[7]	410	412
	Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.572% 2/10/2032[9,13]	1,300	1,276
	Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	1,000	1,016
	Sasol Financing USA, LLC 8.75% 5/3/2029[7]	3,500	3,321
	Sasol Financing USA, LLC 8.75% 5/3/2029[14]	750	712
	Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,752
	Stillwater Mining Co. 4.00% 11/16/2026[14]	900	863
	Vale Overseas, Ltd. 6.40% 6/28/2054	1,303	1,260
	Warrior Met Coal, Inc. 7.875% 12/1/2028[7]	2,000	2,020
			148,633

Consumer staples 0.13%
	Altria Group, Inc. 4.40% 2/14/2026	1,173	1,170
	Altria Group, Inc. 4.875% 2/4/2028	1,002	1,014
	Altria Group, Inc. 6.875% 11/1/2033	750	826
	Altria Group, Inc. 5.625% 2/6/2035	3,015	3,052
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	15,000	15,235
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	500	505
	BAT Capital Corp. 4.70% 4/2/2027	7,862	7,894
	BAT Capital Corp. 3.557% 8/15/2027	7,650	7,510
	BAT Capital Corp. 6.343% 8/2/2030	728	779
	BAT Capital Corp. 5.834% 2/20/2031	2,115	2,203
	BAT Capital Corp. 5.35% 8/15/2032	5,000	5,031
	BAT Capital Corp. 6.421% 8/2/2033	1,144	1,225
	BAT Capital Corp. 6.00% 2/20/2034	2,830	2,960
	BAT Capital Corp. 5.625% 8/15/2035	6,167	6,195
	BAT Capital Corp. 5.65% 3/16/2052	713	643
	BAT Capital Corp. 7.081% 8/2/2053	2,843	3,093
	BAT Capital Corp. 6.25% 8/15/2055	1,758	1,719
	Campbells Co. (The) 4.75% 3/23/2035	1,972	1,889
	Campbells Co. (The) 5.25% 10/13/2054	938	843
	Coca-Cola Co. 5.20% 1/14/2055	1,498	1,434
	Constellation Brands, Inc. 4.40% 11/15/2025	1,930	1,927
	Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,917
	Constellation Brands, Inc. 4.80% 5/1/2030	331	332
	Coty, Inc. 5.00% 4/15/2026[7]	555	552
	Diageo Investment Corp. 5.625% 4/15/2035	824	848
	Imperial Brands Finance PLC 5.875% 7/1/2034[7]	2,452	2,490
	Kroger Co. 5.00% 9/15/2034	485	476
	Kroger Co. 5.50% 9/15/2054	1,043	976
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]	2,000	1,879
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[7]	2,000	1,834
	Mars, Inc. 4.80% 3/1/2030[7]	106	107
	Mars, Inc. 5.20% 3/1/2035[7]	12,500	12,554
	Mars, Inc. 5.65% 5/1/2045[7]	5,318	5,285
	Mars, Inc. 5.70% 5/1/2055[7]	9,375	9,248
	Mars, Inc. 5.80% 5/1/2065[7]	1,825	1,800
	Minerva Luxembourg SA 8.875% 9/13/2033[7]	1,725	1,841
	NBM US Holdings, Inc. 6.625% 8/6/2029[14]	1,683	1,677
	Performance Food Group, Inc. 5.50% 10/15/2027[7]	1,000	993
	Performance Food Group, Inc. 4.25% 8/1/2029[7]	1,000	948
	Philip Morris International Inc. 4.125% 4/28/2028	1,500	1,499
	Philip Morris International Inc. 4.375% 4/30/2030	471	468
	Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,049
	Philip Morris International, Inc. 5.25% 2/13/2034	2,487	2,513
	Philip Morris International, Inc. 4.90% 11/1/2034	5,652	5,573

Capital Income Builder	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Post Holdings, Inc. 6.25% 2/15/2032[7]	USD1,441	$1,454
	Post Holdings, Inc. 6.375% 3/1/2033[7]	5,000	4,956
	Reynolds American, Inc. 4.45% 6/12/2025	7,045	7,041
			138,457

Information technology 0.12%
	Acuris Finance US, Inc. 9.00% 8/1/2029[7]	1,675	1,605
	Amphenol Corp. 5.00% 1/15/2035	2,795	2,803
	AppLovin Corp. 5.50% 12/1/2034	3,000	2,999
	Broadcom, Inc. 5.05% 7/12/2027	2,000	2,032
	Broadcom, Inc. 5.05% 7/12/2029	3,569	3,640
	Broadcom, Inc. 5.15% 11/15/2031	2,511	2,560
	Broadcom, Inc. 4.55% 2/15/2032	492	483
	Broadcom, Inc. 3.469% 4/15/2034[7]	1,500	1,319
	Broadcom, Inc. 4.80% 10/15/2034	495	482
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[7]	14,200	14,819
	ION Trading Technologies SARL 9.50% 5/30/2029[7]	790	769
	Microchip Technology, Inc. 5.05% 3/15/2029	2,725	2,730
	Microchip Technology, Inc. 5.05% 2/15/2030	1,437	1,431
	Micron Technology, Inc. 6.05% 11/1/2035	2,500	2,536
	NCR Atleos Corp. 9.50% 4/1/2029[7]	1,000	1,077
	Oracle Corp. 4.80% 8/3/2028	3,600	3,648
	Oracle Corp. 5.25% 2/3/2032	1,494	1,515
	Oracle Corp. 5.50% 8/3/2035	4,009	4,027
	Oracle Corp. 3.95% 3/25/2051	3,029	2,190
	Oracle Corp. 6.00% 8/3/2055	3,000	2,921
	Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,358
	Synopsys, Inc. 5.15% 4/1/2035	36,000	36,091
	Synopsys, Inc. 5.70% 4/1/2055	20,404	19,738
	Texas Instruments, Inc. 4.85% 2/8/2034	5	5
	UKG, Inc. 6.875% 2/1/2031[7]	925	953
	Unisys Corp. 6.875% 11/1/2027[7]	1,000	964
	Viasat, Inc. 5.625% 9/15/2025[7]	2,750	2,752
	Viasat, Inc. 5.625% 4/15/2027[7]	16,000	15,692
			134,139

Real estate 0.12%
	Boston Properties, LP 2.45% 10/1/2033	2,114	1,655
	Boston Properties, LP 6.50% 1/15/2034	2,395	2,513
	Boston Properties, LP 5.75% 1/15/2035	6,414	6,329
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[7]	980	853
	Equinix, Inc. 2.90% 11/18/2026	6,572	6,419
	ERP Operating, LP 4.65% 9/15/2034	2,274	2,186
	FibraSOMA 4.375% 7/22/2031[7]	2,753	2,223
	Fideicomiso Fibra Uno 7.70% 1/23/2032[7]	355	363
	Fideicomiso Fibra Uno 8.25% 1/23/2037[7]	1,000	1,030
	Forestar Group, Inc. 5.00% 3/1/2028[7]	6,000	5,835
	Forestar Group, Inc. 6.50% 3/15/2033[7]	2,640	2,570
	GLP Capital, LP 4.00% 1/15/2030	2,500	2,359
	Highwoods Realty, LP 7.65% 2/1/2034	2,000	2,192
	Howard Hughes Corp. (The) 5.375% 8/1/2028[7]	5,130	4,947
	Howard Hughes Corp. (The) 4.125% 2/1/2029[7]	595	546
	Iron Mountain, Inc. 5.00% 7/15/2028[7]	2,410	2,359
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,150	1,037
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	274
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,315	1,983
	Kilroy Realty, LP 6.25% 1/15/2036	1,048	1,015
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[7]	1,000	996
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[7]	1,000	975
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,500	996
	MPT Operating Partnership, LP 8.50% 2/15/2032[7]	27,553	28,016
	Prologis, LP 5.00% 3/15/2034	1,430	1,417
	Prologis, LP 5.25% 3/15/2054	270	250
	RLJ Lodging Trust, LP 3.75% 7/1/2026[7]	1,000	981
	Service Properties Trust 5.25% 2/15/2026	2,000	1,977
	Service Properties Trust 4.75% 10/1/2026	4,380	4,246
	Service Properties Trust 4.95% 2/15/2027	558	531

33	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Service Properties Trust 5.50% 12/15/2027	USD12,000	$11,443
	Service Properties Trust 3.95% 1/15/2028	5,110	4,512
	Service Properties Trust 8.375% 6/15/2029	6,000	5,874
	Service Properties Trust 4.95% 10/1/2029	1,042	819
	Service Properties Trust 4.375% 2/15/2030	60	45
	Service Properties Trust 8.625% 11/15/2031[7]	16,515	17,538
	VICI Properties, LP 5.75% 2/1/2027[7]	1,500	1,517
	VICI Properties, LP 5.625% 4/1/2035	1,079	1,069
	WEA Finance, LLC 3.50% 6/15/2029[7]	2,083	1,978
			133,868
	Total corporate bonds, notes & loans		3,004,956
Asset-backed obligations 0.67%
	ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[7,8]	783	785
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[7,8]	1,000	1,006
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[7,8]	50	50
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[7,8]	136	135
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032[7,8,9]	538	537
	American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[7,8]	410	412
	American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[7,8]	1,731	1,735
	American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[7,8]	473	479
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[7,8]	1,869	1,863
	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[8]	372	376
	Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[7,8]	783	787
	Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 6.576% 2/16/2050[7,8]	373	376
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[7,8]	193	195
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[7,8]	2,500	2,498
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[7,8]	8,543	8,505
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[7,8]	9,090	8,943
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[7,8]	1,383	1,364
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[7,8]	29,522	30,553
	AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[7,8]	772	782
	Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[7,8]	571	569
	Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[7,8]	2,000	1,995
	Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.253% 5/17/2031[7,8,9]	656	654
	Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[7,8]	328	307
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[7,8]	735	736
	Bluemountain CLO, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.598% 7/15/2031[7,8,9]	609	609
	Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027[8]	421	421
	Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028[8]	400	401
	Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029[8]	355	357
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	247	249
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	479	487
	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[8]	1,729	1,755
	Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[7,8]	1,388	1,381

Capital Income Builder	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[7,8]	USD444	$450
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[8]	2,035	2,043
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[7,8]	2,461	2,258
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[7,8]	104	100
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[7,8]	5,266	5,310
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032[7,8]	100	100
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[7,8]	35,762	35,327
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[7,8]	5,678	5,233
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[7,8]	26,816	25,543
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[7,8]	44,524	44,793
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[7,8]	1,225	1,227
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[7,8]	189	178
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[7,8]	400	370
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[7,8]	542	502
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[7,8]	354	334
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[7,8]	14	14
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[7,8]	202	204
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[7,8]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[7,8]	100	102
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[7,8]	564	574
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[7,8]	338	342
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 4.626% 11/15/2035[8,9]	13	12
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.576% 7/15/2036[8,9]	928	865
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.576% 1/15/2037[8,9]	1,098	1,035
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.586% 2/15/2037[8,9]	2,208	2,052
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[8]	567	568
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027[7,8]	1,500	1,502
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[7,8]	244	245
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032[7,8]	471	473
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[8]	28,213	28,212
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[7,8]	3,681	3,756
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[7,8]	233	236
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[7,8]	153	154
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[8]	336	336
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[8]	150	150
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029[8]	338	340
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[8]	323	325
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[8]	745	753
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[7,8]	1,480	1,496
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[7,8]	7,088	6,959
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[7,8]	15,564	16,031
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[7,8]	16,177	16,256
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[7,8]	20,420	20,457
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[7,8]	34,198	32,003
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[7,8]	3,746	3,422
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[7,8]	1,428	1,389
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[7,8]	748	709
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[7,8]	205	197
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[7,8]	1,640	1,639
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[7,8]	149	150
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[7,8]	111	111
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[7,8]	915	935
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[7,8]	3,032	3,030
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[7,8]	161	162
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[8]	261	264
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[7,8]	25,200	25,843
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[7,8]	16,218	16,856
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[7,8]	739	742
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[7,8]	556	560

35	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[7,8]	USD801	$811
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,7,8]	1,780	1,780
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[7,8]	341	343
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[7,8]	2,012	1,902
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[7,8]	388	386
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[7,8]	14,850	14,203
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[7,8]	5,267	5,016
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[7,8]	826	785
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[7,8]	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[7,8]	262	265
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029[7,8]	742	742
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029[7,8]	824	823
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029[7,8]	353	346
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[7,8]	250	254
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031[7,8]	958	962
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031[7,8]	328	318
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[7,8]	3,908	3,850
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[7,8]	273	276
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.519% 7/20/2036[7,8,9]	750	747
KKR Financial CLO, Ltd., Series 9, Class AR2, (3-month USD CME Term SOFR + 1.212%) 5.468% 7/15/2030[7,8,9]	105	105
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[7,8]	5,789	5,820
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[7,8]	132	133
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[7,8]	119	119
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[7,8]	148	149
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033[7,8,9]	576	572
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032[7,8,9]	2,262	2,259
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[8]	477	483
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[7,8]	410	415
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[7,8]	156	157
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[7,8]	419	383
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[7,8]	10,434	9,384
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[7,8]	1,039	970
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[7,8]	709	665
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[7,8]	10,454	9,747
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[7,8]	24,349	22,687
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[7,8]	1,328	1,134
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[7,8]	1,889	1,655
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.174% 4/20/2062[7,8,9]	12,478	12,419
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[7,8]	93,915	88,268
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[7,8]	1,494	1,500
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032[7,8]	240	240
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[7,8]	4,284	4,352
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[7,8]	801	794
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[7,8]	145	143
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[7,8]	100	100
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032[7,8]	159	159
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[7,8]	2,510	2,446
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[8]	469	391
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033[7,8,9]	685	683
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A1, 4.592% 2/20/2026[7,8]	840	840
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[7,8]	305	307
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[7,8]	471	472
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[7,8]	78	78
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[7,8]	15,258	15,378
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039[7,8]	867	859
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[7,8]	613	621
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.022% 9/15/2039[7,8,9]	197	196

Capital Income Builder	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[7,8]	USD1,727	$1,728
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031[7,8]	119	120
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[7,8]	76	76
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[8]	288	288
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[8]	5,867	5,875
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[8]	122	122
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[8]	1,546	1,546
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[8]	2,528	2,537
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[8]	448	448
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[8]	232	232
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[8]	1,000	999
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	249	256
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[7,8]	196	197
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030[7,8]	212	212
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[7,8]	36	36
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[7,8]	132	132
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[7,8]	3,322	2,989
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054[7,8]	2,104	2,104
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[7,8]	569	530
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.681% 7/18/2031[7,8,9]	511	511
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.296% 4/15/2032[7,8,9]	507	506
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032[7,8,9]	403	402
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[7,8]	486	466
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[7,8]	1,268	1,260
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[7,8]	1,496	1,488
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[7,8]	1,552	1,546
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[7,8]	947	915
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.689% 4/20/2036[7,8,9]	3,000	3,000
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[7,8]	227	212
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[7,8]	664	625
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034[7,8,9]	517	515
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[7,8]	5,335	5,322
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[7,8,9]	19,538	19,007
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[7,8]	24,543	25,066
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029[7,8]	2,781	2,782
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032[7,8,9]	272	272
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[7,8]	1,221	1,129
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[7,8]	488	462
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[7,8]	13	13
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027[7,8]	453	453
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.661% 4/20/2032[7,8,9]	975	975
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[7,8]	148	150
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027[7,8]	1,072	1,073
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027[7,8]	237	237
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027[7,8]	19,920	19,928
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85% 9/15/2027[7,8]	2,072	2,071
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[7,8]	336	336
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[7,8]	4,547	4,553
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030[7,8]	129	130
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[7,8]	401	404
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[7,8]	1,030	1,037

37	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[7,8]	USD582	$583
	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[8]	539	552
	World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[8]	658	664
	Total asset-backed obligations		726,882
Bonds & notes of governments & government agencies outside the U.S. 0.08%
	Brazil (Federative Republic of) 10.00% 1/1/2029	BRL46,800	7,454
	Colombia (Republic of) 8.00% 4/20/2033	USD2,500	2,543
	Colombia (Republic of) 7.50% 2/2/2034	1,290	1,260
	Colombia (Republic of) 8.50% 4/25/2035	1,505	1,531
	Colombia (Republic of) 8.00% 11/14/2035	1,485	1,460
	Colombia (Republic of) 7.75% 11/7/2036	320	305
	Colombia (Republic of) 8.375% 11/7/2054	360	330
	Greece (Hellenic Republic of) 3.625% 6/15/2035	EUR1,500	1,747
	New South Wales Treasury Corp. 4.75% 9/20/2035	AUD1,000	635
	New South Wales Treasury Corp. 4.25% 2/20/2036	1,500	905
	Panama (Republic of) 6.875% 1/31/2036	USD2,225	2,155
	Panama (Republic of) 8.00% 3/1/2038	440	457
	Panama (Republic of) 6.853% 3/28/2054	650	561
	Peru (Republic of) 2.783% 1/23/2031	12,640	11,219
	Peru (Republic of) 5.875% 8/8/2054	640	608
	Qatar (State of) 4.50% 4/23/2028[7]	7,070	7,172
	Qatar (State of) 5.103% 4/23/2048[7]	4,800	4,552
	Romania 3.50% 4/3/2034	EUR1,770	1,614
	Saudi Arabia (Kingdom of) 3.628% 4/20/2027[7]	USD5,000	4,930
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028[7]	11,435	11,170
	United Mexican States 6.00% 5/7/2036	1,820	1,738
	United Mexican States 6.875% 5/13/2037	1,815	1,839
	United Mexican States 5.00% 4/27/2051	2,370	1,773
	United Mexican States 6.338% 5/4/2053	3,995	3,520
	United Mexican States 6.40% 5/7/2054	1,000	889
	United Mexican States 7.375% 5/13/2055	18,830	18,715
	United Mexican States 3.75% 4/19/2071	2,550	1,396
	Total bonds & notes of governments & government agencies outside the U.S.		92,478
Municipals 0.04%
California 0.00%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,580	1,352
			1,352

Illinois 0.02%
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	21,162	21,167
			21,167

Massachusetts 0.01%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,127
			7,127

Ohio 0.00%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,715	4,180
			4,180

Texas 0.01%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,589
			5,589
	Total municipals		39,415

Capital Income Builder	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.04%
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[7]	USD1,560	$1,563
Fannie Mae 2.125% 4/24/2026	37,230	36,588
Korea Gas Corp. 5.00% 7/8/2029[7]	289	296
Total federal agency bonds & notes		38,447
Total bonds, notes & other debt instruments (cost: $16,876,860,000)		16,537,240
Investment funds 2.38%	Shares
Capital Group Central Corporate Bond Fund[5]	311,616,467	2,608,230
Total Investment funds (cost: $3,085,995,000)		2,608,230
Short-term securities 5.51%
Money market investments 5.48%
Capital Group Central Cash Fund 4.28%[5,17]	59,930,099	5,992,411

Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.28%[5,17,18]	203,144	20,312
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26%[17,18]	3,462,029	3,462
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22%[17,18]	800,000	800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19%[17,18]	800,000	800
Fidelity Investments Money Market Government Portfolio, Class I 4.22%[17,18]	800,000	800
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20%[17,18]	800,000	800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.24%[17,18]	800,000	800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25%[17,18]	800,000	800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[17,18]	800,000	800
		29,374
Total short-term securities (cost: $6,022,195,000)		6,021,785
Total investment securities 98.26% (cost: $83,160,319,000)		107,413,519
Other assets less liabilities 1.74%		1,904,285
Net assets 100.00%		$109,317,804
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
30 Day Federal Funds Futures	Long	4,370	5/1/2025	USD1,742,131	$(461)
3 Month SOFR Futures	Long	5,863	9/17/2025	1,405,874	7,823
2 Year U.S. Treasury Note Futures	Long	20,608	7/3/2025	4,289,523	40,492
5 Year Euro-Bobl Futures	Short	25	6/10/2025	(3,388)	(32)
5 Year U.S. Treasury Note Futures	Long	36,332	7/3/2025	3,967,284	76,359
10 Year Euro-Bund Futures	Short	11	6/10/2025	(1,642)	(5)
10 Year Australian Treasury Bond Futures	Short	24	6/16/2025	(1,768)	(36)
10 Year U.S. Treasury Note Futures	Long	8,711	6/30/2025	977,538	19,379
10 Year Ultra U.S. Treasury Note Futures	Short	1,180	6/30/2025	(135,387)	(1,714)

39	Capital Income Builder

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2025 (000)
20 Year U.S. Treasury Note Futures	Long	640	6/30/2025	USD74,640	$(360)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,300	6/30/2025	278,372	(365)
					$141,080
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	1,970	EUR	1,815	UBS AG	5/7/2025	$(87)
USD	8,824	EUR	8,127	UBS AG	5/7/2025	(387)
USD	3,251	EUR	2,853	Bank of America	5/15/2025	16
USD	1,720	EUR	1,516	Morgan Stanley	5/15/2025	1
USD	859	AUD	1,350	Citibank	5/19/2025	(5)
USD	6,922	BRL	39,905	Citibank	5/19/2025	(75)
USD	1,112	EUR	975	HSBC Bank	5/30/2025	5
USD	26,528	EUR	23,282	BNP Paribas	6/6/2025	91
						$(441)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$(1,368)	$—	$(1,368)
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	8,671	—	8,671
						$7,303	$—	$7,303
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 4/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD37,500	$(1,418)	$(1,768)	$350
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	101,279	(1,525)	(1,714)	189
CDX.EM.43	1.00%	Quarterly	6/20/2030	25,000	1,105	1,019	86
					$(1,838)	$(2,463)	$625

Capital Income Builder	40

Investments in affiliates5

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.27%
Industrials 0.00%
Trinity Industries, Inc. [19]	$154,045	$—	$20,594	$7,389	$(45,881)	$—	$2,483
Energy 0.27%
South Bow Corp. [1]	209,079	103,330	13,665	(1,311)	(5,512)	291,921	9,812
Real estate 0.00%
VICI Properties, Inc. REIT [19]	1,699,137	95,208	242,230	(6,617)	20,007	—	46,003
Mindspace Business Parks REIT[19]	86,095	43,890	—	—	6,150	—	1,838
						—
Total common stocks						291,921
Investment funds 2.38%
Capital Group Central Corporate Bond Fund	2,560,520	59,921	—	—	(12,211)	2,608,230	59,921
Short-term securities 5.50%
Money market investments 5.48%
Capital Group Central Cash Fund 4.28% [17]	3,987,598	8,446,970	6,441,951	(148)	(58)	5,992,411	92,750
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.28% [17,18]	783	19,529 [20]				20,312	— [21]
Total short-term securities						6,012,723
Total 8.15%				$(687)	$(37,505)	$8,912,874	$212,807
Restricted securities14

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Modec Finance BV 7.84% 7/15/2026[2]	7/28/2023	$2,000	$2,026	0.00%[22]
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	1,581	1,677	0.00 [22]
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-6/24/2024	850	863	0.00 [22]
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	764	712	0.00 [22]
Total		$5,195	$5,278	0.00%[22]

41	Capital Income Builder

[1]
All or a portion of this security was on loan. The total value of all such securities was $208,324,000, which represented 0.19% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Security did not produce income during the last 12 months.
[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,025,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,367,904,000, which represented 2.17% of the net assets of the fund.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Represents securities transacted on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $135,092,000, which represented 0.12% of the net assets of the fund.
[13]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $61,097,000, which represented 0.06% of the net assets of the fund.

[14]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,278,000, which represented less than .01% of the net assets of the fund.

[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[17]	Rate represents the seven-day yield at 4/30/2025.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	Affiliated issuer during the reporting period but no longer an affiliate at 4/30/2025. Refer to the investment portfolio for the security value at 4/30/2025.
[20]	Represents net activity. Refer to Note 5 for more information on securities lending.
[21]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[22]	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing

G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Income Builder	42

Financial statements
Statement of assets and liabilities at April 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $208,324 of investment securities on loan):
Unaffiliated issuers (cost: $73,795,773)	$98,500,645
Affiliated issuers (cost: $9,364,546)	8,912,874	$107,413,519
Cash		21,414
Cash denominated in currencies other than U.S. dollars (cost: $7,982)		7,982
Unrealized appreciation on open forward currency contracts		113
Receivables for:
Sales of investments	3,319,524
Sales of fund’s shares	44,576
Dividends and interest	497,545
Securities lending income	977
Variation margin on futures contracts	7,318
Variation margin on centrally cleared swap contracts	358
Other	10,160	3,880,458
		111,323,486
Liabilities:
Collateral for securities on loan		29,374
Unrealized depreciation on open forward currency contracts		554
Payables for:
Purchases of investments	1,818,978
Repurchases of fund’s shares	48,471
Investment advisory services	22,816
Services provided by related parties	18,226
Trustees’ deferred compensation	3,438
Variation margin on futures contracts	1,950
Variation margin on centrally cleared swap contracts	867
Other	61,008	1,975,754
Net assets at April 30, 2025		$109,317,804
Net assets consist of:
Capital paid in on shares of beneficial interest		$81,662,643
Total distributable earnings (accumulated loss)		27,655,161
Net assets at April 30, 2025		$109,317,804

Refer to the notes to financial statements.

43	Capital Income Builder

Financial statements (continued)
Statement of assets and liabilities at April 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,513,219 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$62,727,837	868,142	$72.26
Class C	857,211	11,824	72.50
Class T	12	— *	72.22
Class F-1	2,035,321	28,168	72.26
Class F-2	14,360,795	198,965	72.18
Class F-3	6,327,271	87,603	72.23
Class 529-A	2,265,446	31,366	72.23
Class 529-C	51,040	704	72.48
Class 529-E	57,045	789	72.27
Class 529-T	17	— *	72.24
Class 529-F-1	15	— *	72.20
Class 529-F-2	215,840	2,987	72.27
Class 529-F-3	15	— *	72.24
Class R-1	55,288	764	72.35
Class R-2	335,656	4,643	72.29
Class R-2E	38,397	534	71.88
Class R-3	621,576	8,600	72.27
Class R-4	428,955	5,939	72.23
Class R-5E	106,624	1,479	72.12
Class R-5	282,410	3,907	72.28
Class R-6	18,551,033	256,805	72.24
*
Amount less than one thousand.
Refer to the notes to financial statements.

Capital Income Builder	44

Financial statements (continued)
Statement of operations for the six months ended April 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $68,533; also includes $212,807 from affiliates)	$1,627,931
Interest from unaffiliated issuers	376,810
Securities lending income (net of fees)	3,020	$2,007,761
Fees and expenses*:
Investment advisory services	120,827
Distribution services	91,489
Transfer agent services	33,628
Administrative services	16,058
529 plan services	687
Reports to shareholders	1,090
Registration statement and prospectus	630
Trustees’ compensation	241
Auditing and legal	80
Custodian	2,341
Other	91	267,162
Net investment income		1,740,599
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,284,635
Affiliated issuers	(687)
Futures contracts	(202,678)
Forward currency contracts	(1,176)
Swap contracts	2,851
Currency transactions	(4,008)	3,078,937
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $47,620):
Unaffiliated issuers	(504,418)
Affiliated issuers	(37,505)
Futures contracts	292,734
Forward currency contracts	(967)
Swap contracts	(10,620)
Currency translations	9,131	(251,645)
Net realized gain (loss) and unrealized appreciation (depreciation)		2,827,292
Net increase (decrease) in net assets resulting from operations		$4,567,891
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

45	Capital Income Builder

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2025*	2024

Operations:
Net investment income	$1,740,599	$3,574,956
Net realized gain (loss)	3,078,937	2,831,683
Net unrealized appreciation (depreciation)	(251,645)	15,863,342
Net increase (decrease) in net assets resulting from operations	4,567,891	22,269,981
Distributions paid to shareholders	(4,641,797)	(3,674,418)
Net capital share transactions	1,215,235	(4,838,212)
Total increase (decrease) in net assets	1,141,329	13,757,351
Net assets:
Beginning of period	108,176,475	94,419,124
End of period	$109,317,804	$108,176,475
*
Unaudited.
Refer to the notes to financial statements.

Capital Income Builder	46

Notes to financial statementsunaudited
1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

47	Capital Income Builder

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Income Builder	48

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of April 30, 2025, were as follows (dollars in thousands):

49	Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$7,720,596	$8,166,878	— *	$15,887,474
Health care	6,756,461	3,263,103	— *	10,019,564
Consumer staples	5,824,995	4,123,638	—	9,948,633
Industrials	4,671,297	4,947,865	—	9,619,162
Information technology	6,226,999	2,666,714	—	8,893,713
Utilities	3,198,205	3,002,393	—	6,200,598
Energy	4,153,869	1,050,227	—	5,204,096
Consumer discretionary	2,774,334	2,307,577	—	5,081,911
Real estate	3,531,218	543,424	—	4,074,642
Communication services	1,448,423	2,135,863	—	3,584,286
Materials	1,668,361	1,608,603	—	3,276,964
Preferred securities	—	10,530	—	10,530
Convertible stocks	443,594	—	—	443,594
Convertible bonds & notes	—	1,097	—	1,097
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	6,710,542	5,473	6,716,015
U.S. Treasury bonds & notes	—	5,919,047	—	5,919,047
Corporate bonds, notes & loans	—	2,994,337	10,619	3,004,956
Asset-backed obligations	—	725,102	1,780	726,882
Bonds & notes of governments & government agencies outside the U.S.	—	92,478	—	92,478
Municipals	—	39,415	—	39,415
Federal agency bonds & notes	—	38,447	—	38,447
Investment funds	2,608,230	—	—	2,608,230
Short-term securities	6,021,785	—	—	6,021,785
Total	$57,048,367	$50,347,280	$17,872	$107,413,519

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$144,053	$—	$—	$144,053
Unrealized appreciation on open forward currency contracts	—	113	—	113
Unrealized appreciation on centrally cleared interest rate swaps	—	8,671	—	8,671
Unrealized appreciation on centrally cleared credit default swaps	—	625	—	625
Liabilities:
Unrealized depreciation on futures contracts	(2,973)	—	—	(2,973)
Unrealized depreciation on open forward currency contracts	—	(554)	—	(554)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,368)	—	(1,368)
Total	$141,080	$7,487	$—	$148,567
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Capital Income Builder	50

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

51	Capital Income Builder

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of April 30, 2025, the total value of securities on loan was $208,324,000, and the total value of collateral received was $215,458,000. Collateral received includes cash of $29,374,000 and U.S. government securities of $186,084,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

Capital Income Builder	52

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $13,001,348,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $42,356,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

53	Capital Income Builder

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $865,217,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $110,159,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$144,053	Unrealized depreciation*	$2,973
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	113	Unrealized depreciation on open forward currency contracts	554
Swap (centrally cleared)	Interest	Unrealized appreciation*	8,671	Unrealized depreciation*	1,368
Swap (centrally cleared)	Credit	Unrealized appreciation*	625	Unrealized depreciation*	—
			$153,462		$4,895

Refer to the end of the table(s) for footnote(s).

Capital Income Builder	54

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(202,678)	Net unrealized appreciation (depreciation) on futures contracts	$292,734
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,176)	Net unrealized appreciation (depreciation) on forward currency contracts	(967)
Swap	Interest	Net realized gain (loss) on swap contracts	3,507	Net unrealized appreciation (depreciation) on swap contracts	(11,116)
Swap	Credit	Net realized gain (loss) on swap contracts	(656)	Net unrealized appreciation (depreciation) on swap contracts	496
			$(201,003)		$281,147
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$16	$—	$—	$—	$16
BNP Paribas	91	—	—	—	91
HSBC Bank	5	—	—	—	5
Morgan Stanley	1	—	—	(1)	—
Total	$113	$—	$—	$(1)	$112
Liabilities:
Citibank	$80	$—	$—	$—	$80
UBS AG	474	—	(411)	—	63
Total	$554	$—	$(411)	$—	$143
*
Collateral is shown on a settlement basis.

55	Capital Income Builder

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,000,943
Undistributed long-term capital gains	2,463,211
As of April 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$27,128,819
Gross unrealized depreciation on investments	(3,058,157)
Net unrealized appreciation (depreciation) on investments	24,070,662
Cost of investments	83,493,887

Capital Income Builder	56

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$1,233,758	$1,430,454	$2,664,212	$2,045,281	$66,909	$2,112,190
Class C	14,459	21,072	35,531	27,975	1,257	29,232
Class T	— *	— *	— *	— *	— *	— *
Class F-1	39,517	46,626	86,143	67,159	2,276	69,435
Class F-2	290,426	316,402	606,828	484,883	15,225	500,108
Class F-3	132,385	141,222	273,607	207,871	6,096	213,967
Class 529-A	44,212	51,657	95,869	73,807	2,451	76,258
Class 529-C	845	1,245	2,090	1,623	73	1,696
Class 529-E	1,062	1,326	2,388	1,845	66	1,911
Class 529-T	— *	— *	— *	1	— *	1
Class 529-F-1	— *	— *	— *	— *	— *	— *
Class 529-F-2	4,250	4,581	8,831	6,603	200	6,803
Class 529-F-3	— *	— *	— *	— *	— *	— *
Class R-1	863	1,243	2,106	1,432	62	1,494
Class R-2	5,397	7,837	13,234	8,857	377	9,234
Class R-2E	664	874	1,538	1,055	40	1,095
Class R-3	11,267	14,267	25,534	18,694	679	19,373
Class R-4	8,517	10,023	18,540	14,569	484	15,053
Class R-5E	2,185	2,422	4,607	3,353	99	3,452
Class R-5	5,715	6,075	11,790	9,361	281	9,642
Class R-6	382,960	405,989	788,949	586,678	16,796	603,474
Total	$2,178,482	$2,463,315	$4,641,797	$3,561,047	$113,371	$3,674,418
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2025, the investment advisory services fees were $120,827,000, which were equivalent to an annualized rate of 0.226% of average daily net assets.

57	Capital Income Builder

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2025, the 529 plan services fees were $687,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

Capital Income Builder	58

For the six months ended April 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$77,884	$21,879	$9,287	Not applicable
Class C	4,451	321	134	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,486	1,414	302	Not applicable
Class F-2	Not applicable	7,642	2,075	Not applicable
Class F-3	Not applicable	25	921	Not applicable
Class 529-A	2,555	731	335	$602
Class 529-C	260	18	8	14
Class 529-E	140	10	9	16
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	42	31	55
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	269	26	8	Not applicable
Class R-2	1,260	588	50	Not applicable
Class R-2E	113	39	6	Not applicable
Class R-3	1,535	460	92	Not applicable
Class R-4	536	217	64	Not applicable
Class R-5E	Not applicable	81	16	Not applicable
Class R-5	Not applicable	61	40	Not applicable
Class R-6	Not applicable	74	2,680	Not applicable

Total class-specific expenses	$91,489	$33,628	$16,058	$687
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $241,000 in the fund’s statement of operations reflects $285,000 in current fees (either paid in cash or deferred) and a net decrease of $44,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,081,602,000 and $1,078,452,000, respectively, which generated $316,624,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2025.

59	Capital Income Builder

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$1,148,831	16,146	$2,610,594	37,961	$(4,164,436)	(58,625)	$(405,011)	(4,518)
Class C	44,138	618	35,254	511	(183,839)	(2,579)	(104,447)	(1,450)
Class T	—	—	—	—	—	—	—	—
Class F-1	34,364	485	85,147	1,238	(150,543)	(2,115)	(31,032)	(392)
Class F-2	1,407,502	19,781	584,637	8,506	(1,370,546)	(19,322)	621,593	8,965
Class F-3	498,371	6,991	270,306	3,931	(589,586)	(8,311)	179,091	2,611
Class 529-A	87,409	1,228	95,833	1,394	(198,230)	(2,792)	(14,988)	(170)
Class 529-C	6,001	84	2,089	30	(14,680)	(206)	(6,590)	(92)
Class 529-E	2,136	29	2,388	35	(8,059)	(113)	(3,535)	(49)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	24,770	348	8,831	129	(17,812)	(251)	15,789	226
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	2,894	41	2,106	31	(4,536)	(64)	464	8
Class R-2	20,576	289	13,205	192	(44,312)	(622)	(10,531)	(141)
Class R-2E	4,192	60	1,538	22	(5,241)	(75)	489	7
Class R-3	40,903	575	25,390	369	(73,420)	(1,033)	(7,127)	(89)
Class R-4	30,226	424	18,530	270	(61,542)	(865)	(12,786)	(171)
Class R-5E	13,611	192	4,603	67	(16,912)	(239)	1,302	20
Class R-5	31,936	448	11,787	171	(29,393)	(413)	14,330	206
Class R-6	1,080,946	15,192	788,944	11,469	(891,669)	(12,448)	978,221	14,213
Total net increase (decrease)	$4,478,806	62,931	$4,561,185	66,326	$(7,824,756)	(110,073)	$1,215,235	19,184
Refer to the end of the table(s) for footnote(s).

Capital Income Builder	60

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$1,931,498	28,435	$2,063,842	30,538	$(7,600,428)	(111,854)	$(3,605,088)	(52,881)
Class C	77,400	1,135	28,949	429	(436,691)	(6,442)	(330,342)	(4,878)
Class T	—	—	—	—	—	—	—	—
Class F-1	52,752	774	68,565	1,015	(330,729)	(4,877)	(209,412)	(3,088)
Class F-2	2,559,546	37,657	481,455	7,136	(4,368,562)	(64,563)	(1,327,561)	(19,770)
Class F-3	1,048,829	15,395	211,687	3,129	(1,167,591)	(17,226)	92,925	1,298
Class 529-A	155,961	2,290	76,233	1,129	(394,660)	(5,790)	(162,466)	(2,371)
Class 529-C	12,479	184	1,691	25	(31,739)	(467)	(17,569)	(258)
Class 529-E	5,328	79	1,911	28	(13,290)	(196)	(6,051)	(89)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	35,183	515	6,801	101	(40,207)	(590)	1,777	26
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	6,703	98	1,494	22	(15,847)	(232)	(7,650)	(112)
Class R-2	38,977	572	9,226	137	(79,726)	(1,173)	(31,523)	(464)
Class R-2E	5,176	76	1,094	17	(7,495)	(111)	(1,225)	(18)
Class R-3	71,402	1,048	19,314	286	(140,702)	(2,065)	(49,986)	(731)
Class R-4	44,625	657	15,044	222	(100,941)	(1,481)	(41,272)	(602)
Class R-5E	22,218	327	3,451	51	(20,232)	(298)	5,437	80
Class R-5	24,451	362	9,632	142	(46,929)	(689)	(12,846)	(185)
Class R-6	2,056,985	30,469	603,387	8,913	(1,795,734)	(26,198)	864,638	13,184
Total net increase (decrease)	$8,149,513	120,073	$3,603,778	53,320	$(16,591,503)	(244,252)	$(4,838,212)	(70,859)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,836,533,000 and $30,378,395,000, respectively, during the six months ended April 30, 2025.

61	Capital Income Builder

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
4/30/2025[5,6]	$72.42	$1.12	$1.81	$2.93	$(1.43)	$(1.66)	$(3.09)	$72.26	4.29%[7]	$62,728	.59%[8]	.59%[8]	3.16%[8]
10/31/2024	60.34	2.28	12.14	14.42	(2.27)	(.07 )	(2.34)	72.42	24.21	63,195.59		.59	3.34
10/31/2023	60.47	2.13	(.05 )	2.08	(2.21)	—	(2.21)	60.34	3.34	55,851.60		.60	3.36
10/31/2022	69.09	1.98	(8.33)	(6.35)	(2.27)	—	(2.27)	60.47	(9.42)	58,325.59		.59	3.00
10/31/2021	56.52	2.07	12.33	14.40	(1.83)	—	(1.83)	69.09	25.67	67,634.59		.59	3.12
10/31/2020	61.99	1.96	(4.74)	(2.78)	(2.09)	(.60 )	(2.69)	56.52	(4.55)	56,666.61		.61	3.31
Class C:
4/30/2025[5,6]	72.63	.85	1.83	2.68	(1.15)	(1.66)	(2.81)	72.50	3.91 [7]	857	1.33 [8]	1.33 [8]	2.39 [8]
10/31/2024	60.51	1.78	12.16	13.94	(1.75)	(.07 )	(1.82)	72.63	23.28	964	1.34	1.34	2.61
10/31/2023	60.63	1.66	(.06 )	1.60	(1.72)	—	(1.72)	60.51	2.56	1,098	1.35	1.35	2.60
10/31/2022	69.23	1.49	(8.34)	(6.85)	(1.75)	—	(1.75)	60.63	(10.07)	1,458	1.33	1.33	2.25
10/31/2021	56.63	1.57	12.36	13.93	(1.33)	—	(1.33)	69.23	24.72	2,047	1.34	1.34	2.37
10/31/2020	62.07	1.52	(4.73)	(3.21)	(1.63)	(.60 )	(2.23)	56.63	(5.26)	2,083	1.35	1.35	2.55
Class T:
4/30/2025[5,6]	72.39	1.21	1.80	3.01	(1.52)	(1.66)	(3.18)	72.22	4.43 [7,9]	— [10]	.33 [8,9]	.33 [8,9]	3.42 [8,9]
10/31/2024	60.32	2.44	12.14	14.58	(2.44)	(.07 )	(2.51)	72.39	24.52 [9]	— [10]	.34 [9]	.34 [9]	3.58 [9]
10/31/2023	60.46	2.30	(.07 )	2.23	(2.37)	—	(2.37)	60.32	3.60 [9]	— [10]	.34 [9]	.34 [9]	3.61 [9]
10/31/2022	69.08	2.14	(8.32)	(6.18)	(2.44)	—	(2.44)	60.46	(9.18)[9]	— [10]	.33 [9]	.33 [9]	3.26 [9]
10/31/2021	56.52	2.23	12.33	14.56	(2.00)	—	(2.00)	69.08	25.96 [9]	— [10]	.34 [9]	.34 [9]	3.37 [9]
10/31/2020	62.00	2.11	(4.75)	(2.64)	(2.24)	(.60 )	(2.84)	56.52	(4.31)[9]	— [10]	.35 [9]	.35 [9]	3.57 [9]
Class F-1:
4/30/2025[5,6]	72.42	1.09	1.81	2.90	(1.40)	(1.66)	(3.06)	72.26	4.26 [7]	2,035	.65 [8]	.65 [8]	3.09 [8]
10/31/2024	60.35	2.23	12.13	14.36	(2.22)	(.07 )	(2.29)	72.42	24.14	2,068.66		.66	3.28
10/31/2023	60.48	2.10	(.06 )	2.04	(2.17)	—	(2.17)	60.35	3.26	1,910.66		.66	3.30
10/31/2022	69.09	1.94	(8.33)	(6.39)	(2.22)	—	(2.22)	60.48	(9.46)	2,097.64		.64	2.95
10/31/2021	56.51	2.02	12.35	14.37	(1.79)	—	(1.79)	69.09	25.61	2,555.65		.65	3.06
10/31/2020	61.98	1.93	(4.74)	(2.81)	(2.06)	(.60 )	(2.66)	56.51	(4.61)	3,033.65		.65	3.26
Class F-2:
4/30/2025[5,6]	72.35	1.20	1.79	2.99	(1.50)	(1.66)	(3.16)	72.18	4.40 [7]	14,361	.37 [8]	.37 [8]	3.39 [8]
10/31/2024	60.29	2.42	12.13	14.55	(2.42)	(.07 )	(2.49)	72.35	24.48	13,746.38		.38	3.56
10/31/2023	60.42	2.27	(.05 )	2.22	(2.35)	—	(2.35)	60.29	3.56	12,646.38		.38	3.58
10/31/2022	69.03	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.42	(9.21)	12,566.37		.37	3.23
10/31/2021	56.47	2.22	12.32	14.54	(1.98)	—	(1.98)	69.03	25.95	13,182.37		.37	3.34
10/31/2020	61.95	2.09	(4.75)	(2.66)	(2.22)	(.60 )	(2.82)	56.47	(4.35)	10,126.38		.38	3.54
Class F-3:
4/30/2025[5,6]	72.39	1.23	1.81	3.04	(1.54)	(1.66)	(3.20)	72.23	4.47 [7]	6,327	.27 [8]	.27 [8]	3.49 [8]
10/31/2024	60.32	2.50	12.13	14.63	(2.49)	(.07 )	(2.56)	72.39	24.60	6,153.27		.27	3.66
10/31/2023	60.46	2.34	(.07 )	2.27	(2.41)	—	(2.41)	60.32	3.67	5,049.27		.27	3.69
10/31/2022	69.08	2.19	(8.33)	(6.14)	(2.48)	—	(2.48)	60.46	(9.12)	4,858.26		.26	3.33
10/31/2021	56.50	2.29	12.33	14.62	(2.04)	—	(2.04)	69.08	26.09	5,275.27		.27	3.45
10/31/2020	61.98	2.15	(4.74)	(2.59)	(2.29)	(.60 )	(2.89)	56.50	(4.24)	4,102.28		.28	3.64
Class 529-A:
4/30/2025[5,6]	72.39	1.11	1.81	2.92	(1.42)	(1.66)	(3.08)	72.23	4.28 [7]	2,266	.61 [8]	.61 [8]	3.14 [8]
10/31/2024	60.32	2.26	12.13	14.39	(2.25)	(.07 )	(2.32)	72.39	24.18	2,283.63		.63	3.31
10/31/2023	60.45	2.11	(.06 )	2.05	(2.18)	—	(2.18)	60.32	3.30	2,045.64		.64	3.32
10/31/2022	69.06	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.45	(9.45)	2,158.61		.61	2.98
10/31/2021	56.49	2.04	12.33	14.37	(1.80)	—	(1.80)	69.06	25.61	2,534.63		.63	3.08
10/31/2020	61.96	1.93	(4.73)	(2.80)	(2.07)	(.60 )	(2.67)	56.49	(4.59)	2,164.65		.65	3.27
Refer to the end of the table(s) for footnote(s).

Capital Income Builder	62

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2025[5,6]	$72.62	$.83	$1.82	$2.65	$(1.13)	$(1.66)	$(2.79)	$72.48	3.89%[7]	$51	1.37%[8]	1.37%[8]	2.35%[8]
10/31/2024	60.50	1.75	12.17	13.92	(1.73)	(.07 )	(1.80)	72.62	23.23	58	1.38	1.38	2.57
10/31/2023	60.61	1.62	(.05 )	1.57	(1.68)	—	(1.68)	60.50	2.52	64	1.41	1.41	2.55
10/31/2022	69.21	1.45	(8.34)	(6.89)	(1.71)	—	(1.71)	60.61	(10.13)	80	1.38	1.38	2.19
10/31/2021	56.61	1.55	12.36	13.91	(1.31)	—	(1.31)	69.21	24.70	117	1.37	1.37	2.33
10/31/2020	62.02	1.50	(4.73)	(3.23)	(1.58)	(.60 )	(2.18)	56.61	(5.29)	127	1.38	1.38	2.52
Class 529-E:
4/30/2025[5,6]	72.42	1.03	1.81	2.84	(1.33)	(1.66)	(2.99)	72.27	4.17 [7]	57	.84 [8]	.84 [8]	2.90 [8]
10/31/2024	60.35	2.10	12.13	14.23	(2.09)	(.07 )	(2.16)	72.42	23.90	61.85		.85	3.08
10/31/2023	60.48	1.97	(.07 )	1.90	(2.03)	—	(2.03)	60.35	3.04	56.87		.87	3.10
10/31/2022	69.09	1.80	(8.32)	(6.52)	(2.09)	—	(2.09)	60.48	(9.65)	61.85		.85	2.74
10/31/2021	56.51	1.89	12.35	14.24	(1.66)	—	(1.66)	69.09	25.35	75.85		.85	2.86
10/31/2020	61.98	1.81	(4.75)	(2.94)	(1.93)	(.60 )	(2.53)	56.51	(4.80)	68.86		.86	3.05
Class 529-T:
4/30/2025[5,6]	72.40	1.19	1.81	3.00	(1.50)	(1.66)	(3.16)	72.24	4.40 [7,9]	— [10]	.37 [8,9]	.37 [8,9]	3.38 [8,9]
10/31/2024	60.34	2.42	12.12	14.54	(2.41)	(.07 )	(2.48)	72.40	24.47 [9]	— [10]	.39 [9]	.39 [9]	3.54 [9]
10/31/2023	60.47	2.27	(.06 )	2.21	(2.34)	—	(2.34)	60.34	3.57 [9]	— [10]	.40 [9]	.40 [9]	3.57 [9]
10/31/2022	69.08	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.47	(9.22)[9]	— [10]	.37 [9]	.37 [9]	3.22 [9]
10/31/2021	56.52	2.19	12.33	14.52	(1.96)	—	(1.96)	69.08	25.89 [9]	— [10]	.40 [9]	.40 [9]	3.31 [9]
10/31/2020	62.00	2.08	(4.75)	(2.67)	(2.21)	(.60 )	(2.81)	56.52	(4.37)[9]	— [10]	.41 [9]	.41 [9]	3.51 [9]
Class 529-F-1:
4/30/2025[5,6]	72.37	1.17	1.79	2.96	(1.47)	(1.66)	(3.13)	72.20	4.37 [7,9]	— [10]	.46 [8,9]	.46 [8,9]	3.30 [8,9]
10/31/2024	60.31	2.36	12.12	14.48	(2.35)	(.07 )	(2.42)	72.37	24.37 [9]	— [10]	.47 [9]	.47 [9]	3.46 [9]
10/31/2023	60.44	2.22	(.06 )	2.16	(2.29)	—	(2.29)	60.31	3.47 [9]	— [10]	.47 [9]	.47 [9]	3.49 [9]
10/31/2022	69.05	2.06	(8.32)	(6.26)	(2.35)	—	(2.35)	60.44	(9.30)[9]	— [10]	.46 [9]	.46 [9]	3.13 [9]
10/31/2021	56.50	2.10	12.39	14.49	(1.94)	—	(1.94)	69.05	25.84 [9]	— [10]	.44 [9]	.44 [9]	3.17 [9]
10/31/2020	61.97	2.08	(4.74)	(2.66)	(2.21)	(.60 )	(2.81)	56.50	(4.36)[9]	— [10]	.41 [9]	.41 [9]	3.51 [9]
Class 529-F-2:
4/30/2025[5,6]	72.43	1.21	1.80	3.01	(1.51)	(1.66)	(3.17)	72.27	4.42 [7]	216	.36 [8]	.36 [8]	3.41 [8]
10/31/2024	60.36	2.43	12.13	14.56	(2.42)	(.07 )	(2.49)	72.43	24.49	200.37		.37	3.57
10/31/2023	60.49	2.28	(.06 )	2.22	(2.35)	—	(2.35)	60.36	3.58	165.37		.37	3.59
10/31/2022	69.11	2.13	(8.33)	(6.20)	(2.42)	—	(2.42)	60.49	(9.20)	155.36		.36	3.24
10/31/2021	56.52	2.22	12.34	14.56	(1.97)	—	(1.97)	69.11	25.97	155.38		.38	3.34
10/31/2020[5,11]	56.52	—	—	—	—	—	—	56.52	—	110	—	—	—
Class 529-F-3:
4/30/2025[5,6]	72.40	1.22	1.81	3.03	(1.53)	(1.66)	(3.19)	72.24	4.43 [7]	— [10]	.31 [8]	.31 [8]	3.44 [8]
10/31/2024	60.34	2.46	12.12	14.58	(2.45)	(.07 )	(2.52)	72.40	24.55	— [10]	.32	.32	3.60
10/31/2023	60.47	2.30	(.05 )	2.25	(2.38)	—	(2.38)	60.34	3.60	— [10]	.33	.33	3.62
10/31/2022	69.09	2.15	(8.33)	(6.18)	(2.44)	—	(2.44)	60.47	(9.17)	— [10]	.32	.32	3.27
10/31/2021	56.52	2.24	12.34	14.58	(2.01)	—	(2.01)	69.09	26.00	— [10]	.38	.33	3.38
10/31/2020[5,11]	56.52	—	—	—	—	—	—	56.52	—	— [10]	—	—	—
Class R-1:
4/30/2025[5,6]	72.50	.85	1.81	2.66	(1.15)	(1.66)	(2.81)	72.35	3.89 [7]	55	1.36 [8]	1.36 [8]	2.39 [8]
10/31/2024	60.42	1.76	12.13	13.89	(1.74)	(.07 )	(1.81)	72.50	23.27	55	1.36	1.36	2.58
10/31/2023	60.54	1.65	(.06 )	1.59	(1.71)	—	(1.71)	60.42	2.54	52	1.37	1.37	2.59
10/31/2022	69.14	1.48	(8.33)	(6.85)	(1.75)	—	(1.75)	60.54	(10.11)	57	1.34	1.34	2.25
10/31/2021	56.56	1.56	12.34	13.90	(1.32)	—	(1.32)	69.14	24.70	69	1.36	1.36	2.35
10/31/2020	62.00	1.50	(4.72)	(3.22)	(1.62)	(.60 )	(2.22)	56.56	(5.29)	62	1.38	1.38	2.53
Refer to the end of the table(s) for footnote(s).

63	Capital Income Builder

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2025[5,6]	$72.44	$.84	$1.81	$2.65	$(1.14)	$(1.66)	$(2.80)	$72.29	3.90%[7]	$336	1.36%[8]	1.36%[8]	2.38%[8]
10/31/2024	60.38	1.76	12.12	13.88	(1.75)	(.07 )	(1.82)	72.44	23.27	346	1.36	1.36	2.58
10/31/2023	60.50	1.65	(.05 )	1.60	(1.72)	—	(1.72)	60.38	2.55	317	1.37	1.37	2.59
10/31/2022	69.10	1.47	(8.32)	(6.85)	(1.75)	—	(1.75)	60.50	(10.10)	344	1.35	1.35	2.24
10/31/2021	56.53	1.56	12.33	13.89	(1.32)	—	(1.32)	69.10	24.72	419	1.36	1.36	2.35
10/31/2020	61.98	1.50	(4.73)	(3.23)	(1.62)	(.60 )	(2.22)	56.53	(5.30)	379	1.38	1.38	2.53
Class R-2E:
4/30/2025[5,6]	72.06	.94	1.79	2.73	(1.25)	(1.66)	(2.91)	71.88	4.05 [7]	38	1.07 [8]	1.07 [8]	2.68 [8]
10/31/2024	60.07	1.95	12.06	14.01	(1.95)	(.07 )	(2.02)	72.06	23.62	38	1.07	1.07	2.87
10/31/2023	60.20	1.82	(.05 )	1.77	(1.90)	—	(1.90)	60.07	2.84	33	1.08	1.08	2.88
10/31/2022	68.78	1.66	(8.29)	(6.63)	(1.95)	—	(1.95)	60.20	(9.85)	37	1.06	1.06	2.53
10/31/2021	56.27	1.74	12.29	14.03	(1.52)	—	(1.52)	68.78	25.08	46	1.07	1.07	2.64
10/31/2020	61.72	1.67	(4.72)	(3.05)	(1.80)	(.60 )	(2.40)	56.27	(5.03)	40	1.09	1.09	2.83
Class R-3:
4/30/2025[5,6]	72.43	1.00	1.81	2.81	(1.31)	(1.66)	(2.97)	72.27	4.13 [7]	622	.91 [8]	.91 [8]	2.83 [8]
10/31/2024	60.36	2.06	12.13	14.19	(2.05)	(.07 )	(2.12)	72.43	23.82	629.91		.91	3.02
10/31/2023	60.49	1.93	(.06 )	1.87	(2.00)	—	(2.00)	60.36	3.00	569.92		.92	3.04
10/31/2022	69.09	1.77	(8.32)	(6.55)	(2.05)	—	(2.05)	60.49	(9.70)	613.91		.91	2.68
10/31/2021	56.52	1.85	12.34	14.19	(1.62)	—	(1.62)	69.09	25.26	748.92		.92	2.80
10/31/2020	61.98	1.77	(4.74)	(2.97)	(1.89)	(.60 )	(2.49)	56.52	(4.87)	673.93		.93	2.98
Class R-4:
4/30/2025[5,6]	72.40	1.10	1.81	2.91	(1.42)	(1.66)	(3.08)	72.23	4.28 [7]	429	.61 [8]	.61 [8]	3.12 [8]
10/31/2024	60.33	2.26	12.13	14.39	(2.25)	(.07 )	(2.32)	72.40	24.19	442.62		.62	3.32
10/31/2023	60.46	2.12	(.06 )	2.06	(2.19)	—	(2.19)	60.33	3.32	405.62		.62	3.34
10/31/2022	69.07	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.46	(9.43)	431.61		.61	2.98
10/31/2021	56.50	2.05	12.34	14.39	(1.82)	—	(1.82)	69.07	25.65	547.62		.62	3.10
10/31/2020	61.97	1.95	(4.74)	(2.79)	(2.08)	(.60 )	(2.68)	56.50	(4.58)	475.62		.62	3.29
Class R-5E:
4/30/2025[5,6]	72.29	1.18	1.80	2.98	(1.49)	(1.66)	(3.15)	72.12	4.39 [7]	107	.42 [8]	.42 [8]	3.33 [8]
10/31/2024	60.24	2.39	12.12	14.51	(2.39)	(.07 )	(2.46)	72.29	24.44	105.42		.42	3.51
10/31/2023	60.38	2.25	(.07 )	2.18	(2.32)	—	(2.32)	60.24	3.51	83.42		.42	3.54
10/31/2022	68.98	2.08	(8.30)	(6.22)	(2.38)	—	(2.38)	60.38	(9.24)	81.41		.41	3.18
10/31/2021	56.43	2.18	12.32	14.50	(1.95)	—	(1.95)	68.98	25.90	78.42		.42	3.29
10/31/2020	61.91	2.07	(4.75)	(2.68)	(2.20)	(.60 )	(2.80)	56.43	(4.40)	55.42		.42	3.51
Class R-5:
4/30/2025[5,6]	72.44	1.23	1.80	3.03	(1.53)	(1.66)	(3.19)	72.28	4.47 [7]	282	.31 [8]	.31 [8]	3.46 [8]
10/31/2024	60.36	2.47	12.14	14.61	(2.46)	(.07 )	(2.53)	72.44	24.55	268.31		.31	3.62
10/31/2023	60.50	2.31	(.07 )	2.24	(2.38)	—	(2.38)	60.36	3.64	235.32		.32	3.64
10/31/2022	69.11	2.16	(8.32)	(6.16)	(2.45)	—	(2.45)	60.50	(9.16)	252.30		.30	3.28
10/31/2021	56.53	2.25	12.34	14.59	(2.01)	—	(2.01)	69.11	26.02	309.31		.31	3.40
10/31/2020	62.01	2.13	(4.75)	(2.62)	(2.26)	(.60 )	(2.86)	56.53	(4.28)	274.32		.32	3.59
Class R-6:
4/30/2025[5,6]	72.40	1.23	1.81	3.04	(1.54)	(1.66)	(3.20)	72.24	4.47 [7]	18,551	.27 [8]	.27 [8]	3.49 [8]
10/31/2024	60.33	2.50	12.13	14.63	(2.49)	(.07 )	(2.56)	72.40	24.60	17,565.27		.27	3.67
10/31/2023	60.47	2.34	(.07 )	2.27	(2.41)	—	(2.41)	60.33	3.67	13,841.27		.27	3.68
10/31/2022	69.08	2.19	(8.32)	(6.13)	(2.48)	—	(2.48)	60.47	(9.11)	12,940.26		.26	3.33
10/31/2021	56.51	2.28	12.34	14.62	(2.05)	—	(2.05)	69.08	26.07	14,277.27		.27	3.45
10/31/2020	61.99	2.16	(4.75)	(2.59)	(2.29)	(.60 )	(2.89)	56.51	(4.24)	12,651.27		.27	3.65
Refer to the end of the table(s) for footnote(s).

Capital Income Builder	64

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended April 30, 2025[5,6,7]	Year ended October 31,
		2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	19%	32%	34%	27%	41%	55%
Including mortgage dollar roll transactions	25%	56%	106%	87%	72%	118%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

65	Capital Income Builder

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Capital Income Builder	66

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

67	Capital Income Builder

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research.  The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC.  The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Income Builder	68

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Income Builder

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 07, 2025